Investments - ADLP Partner Narrative (Details) - USD ($)	1 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Investments [Line Items]
% of Net Assets		204.73%	195.73%
Total net unfunded revolving loan commitments		$ 10,885,000	$ 5,572,000
Coupon		4.17%
Investment, Identifier [Axis]: 1261229 B.C. LTD., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		9.97%
Investment, Identifier [Axis]: 1261229 B.C. LTD., First lien senior secured notes
Schedule of Investments [Line Items]
Coupon		10.00%
Investment, Identifier [Axis]: 15484880 Canada Inc. and 15484910 Canada Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 10,877,400
Investment, Identifier [Axis]: 15484880 Canada Inc. and 15484910 Canada Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		7.82%
Investment, Identifier [Axis]: 15484880 Canada Inc. and 15484910 Canada Inc., First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		7.82%
Investment, Identifier [Axis]: 15484880 Canada Inc. and 15484910 Canada Inc., Senior subordinated loan
Schedule of Investments [Line Items]
Coupon		14.00%
Investment, Identifier [Axis]: 22 HoldCo Limited, Senior subordinated loan
Schedule of Investments [Line Items]
Coupon		11.47%	12.73%
Investment, Identifier [Axis]: 3 Step Sports LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 13,584,900	$ 13,584,900
Investment, Identifier [Axis]: 3 Step Sports LLC and 3 Step Holdings, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.47%
Investment, Identifier [Axis]: 3 Step Sports LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		10.18%	12.34%
Investment, Identifier [Axis]: 760203 N.B. LTD.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments			$ 4,260,300
Investment, Identifier [Axis]: 760203 N.B. LTD., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			8.80%
Investment, Identifier [Axis]: 8th Avenue Food amp; Provisions, Inc., First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon			8.22%
Investment, Identifier [Axis]: 8th Avenue Food amp; Provisions, Inc., First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon			9.22%
Investment, Identifier [Axis]: A-AP Buyer, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		7.61%
Investment, Identifier [Axis]: A8 - A (Feeder) L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 399,400
Investment, Identifier [Axis]: ABPCI 2017-1, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		11.38%
Investment, Identifier [Axis]: ABPCI 2019-5A, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		9.63%	10.37%
Investment, Identifier [Axis]: ABPCI 2022-11, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		10.86%	11.42%
Investment, Identifier [Axis]: ABPCI 2023-12, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		12.09%
Investment, Identifier [Axis]: ABPCI 2024-17, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		11.85%	12.57%
Investment, Identifier [Axis]: ABPCI 2025-20A, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		10.09%
Investment, Identifier [Axis]: ABPCI 2025-21, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		11.11%
Investment, Identifier [Axis]: ABPF 2025-2, Collaterized loan obligation 1
Schedule of Investments [Line Items]
Coupon		7.85%
Investment, Identifier [Axis]: ABPF 2025-2, Collaterized loan obligation 2
Schedule of Investments [Line Items]
Coupon		11.20%
Investment, Identifier [Axis]: ACP Avenu Midco LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 12,009,700
Investment, Identifier [Axis]: ACP Avenu Midco LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.74%
Investment, Identifier [Axis]: ACP Tara Holdings, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.97%
Investment, Identifier [Axis]: ADLP LLC, Subordinated certificates
Schedule of Investments [Line Items]
Coupon		10.00%
Investment, Identifier [Axis]: ADMA Biologics Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments			$ 400
Investment, Identifier [Axis]: ADMA Biologics Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			10.85%
Investment, Identifier [Axis]: ADMA Biologics Inc., First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon			8.34%
Investment, Identifier [Axis]: AI Aqua Merger Sub, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.86%
Investment, Identifier [Axis]: AI Aqua Merger Sub, Inc., First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon			7.55%
Investment, Identifier [Axis]: AI Aqua Merger Sub, Inc., First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon			8.05%
Investment, Identifier [Axis]: AI Titan Parent, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 14,908,700	$ 17,304,700
Investment, Identifier [Axis]: AI Titan Parent, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.22%	9.11%
Investment, Identifier [Axis]: AIMCO 2024-22, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		10.38%
Investment, Identifier [Axis]: AIMCO 2025-23, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		14.86%
Investment, Identifier [Axis]: AIMCO 2025-24, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		12.88%
Investment, Identifier [Axis]: AIMCO 2025-28, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		11.50%
Investment, Identifier [Axis]: AIMCO CLO 30, LTD., Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		21.00%
Investment, Identifier [Axis]: AIP RD Buyer Corp., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			8.36%
Investment, Identifier [Axis]: AL GCX Holdings, LLC , First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		5.92%
Investment, Identifier [Axis]: ALP CFO 2025, L.P. and Alp CFO 2025 (Offshore Feeder) A, L.P., Private asset-backed investment 1
Schedule of Investments [Line Items]
Coupon		12.24%
Investment, Identifier [Axis]: AMCP Clean Acquisition Company, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments			$ 3,386,300
Investment, Identifier [Axis]: AMCP Clean Acquisition Company, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		7.94%	9.08%
Investment, Identifier [Axis]: AMWINS Group, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			6.72%
Investment, Identifier [Axis]: AMWINS Group, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		5.97%
Investment, Identifier [Axis]: ANCHC 2019-13, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		10.40%
Investment, Identifier [Axis]: ANCHC 2020-15, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		10.26%
Investment, Identifier [Axis]: ANCHC 2021-19, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		13.96%
Investment, Identifier [Axis]: ANCHC 2023-26, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		10.13%
Investment, Identifier [Axis]: ANCHC 2025-32, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		11.12%
Investment, Identifier [Axis]: ANCHC 2025-33, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		10.37%
Investment, Identifier [Axis]: ANCHF 2025-18, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		9.10%
Investment, Identifier [Axis]: ANCHF 2025-19, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		15.80%
Investment, Identifier [Axis]: AP Adhesives Holdings, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 15,030,300
Investment, Identifier [Axis]: AP Adhesives Holdings, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.66%
Investment, Identifier [Axis]: ATRM 14, Collaterized loan obligation 1
Schedule of Investments [Line Items]
Coupon		10.39%	16.20%
Investment, Identifier [Axis]: ATRM 14, Collaterized loan obligation 2
Schedule of Investments [Line Items]
Coupon		8.97%	11.40%
Investment, Identifier [Axis]: ATRM 14, Collaterized loan obligation 3
Schedule of Investments [Line Items]
Coupon		6.77%	11.70%
Investment, Identifier [Axis]: ATRM 15, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		10.39%	11.15%
Investment, Identifier [Axis]: AUDAX 2024-9, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		9.08%	9.82%
Investment, Identifier [Axis]: AX VI VET HOLDING I APS
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 33,859,300
Investment, Identifier [Axis]: AX VI VET Holding I ApS, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		11.03%
Investment, Identifier [Axis]: AX VI VET Holding I ApS, First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon		7.65%
Investment, Identifier [Axis]: AX VI VET Holding I ApS, First lien senior secured loan 3
Schedule of Investments [Line Items]
Coupon		8.99%
Investment, Identifier [Axis]: Access CIG, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		7.72%	9.59%
Investment, Identifier [Axis]: Accession Risk Management Group, Inc. and RSC Insurance Brokerage, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments			$ 1,122,100
Investment, Identifier [Axis]: Accession Risk Management Group, Inc. and RSC Insurance Brokerage, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			9.31%
Investment, Identifier [Axis]: Accommodations Plus Technologies LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 1,666,700
Investment, Identifier [Axis]: Accommodations Plus Technologies LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.94%
Investment, Identifier [Axis]: Acrisure, LLC, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		6.97%	7.11%
Investment, Identifier [Axis]: Acrisure, LLC, First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon		6.72%	7.36%
Investment, Identifier [Axis]: Actfy Buyer, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 11,739,100	$ 15,000,000
Investment, Identifier [Axis]: Actfy Buyer, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.47%	9.36%
Investment, Identifier [Axis]: Activate Holdings (US) Corp. and CrossPoint Capital AS SPV, LP
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 1,056,300	$ 1,056,300
Investment, Identifier [Axis]: Activate Holdings (US) Corp. and CrossPoint Capital AS SPV, LP, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.92%	9.58%
Investment, Identifier [Axis]: Adonis Acquisition Holdings LLC and Adonis Acquisition Holdings Parent LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 280,500
Investment, Identifier [Axis]: Adonis Acquisition Holdings LLC and Adonis Acquisition Holdings Parent LLC, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		8.97%
Investment, Identifier [Axis]: Adonis Bidco Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 38,724,400
Investment, Identifier [Axis]: Adonis Bidco Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		9.42%
Investment, Identifier [Axis]: Adonis Bidco Inc., First lien senior secured loan one
Schedule of Investments [Line Items]
Coupon		9.17%
Investment, Identifier [Axis]: Aduro Advisors, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 11,758,300	$ 16,461,700
Investment, Identifier [Axis]: Aduro Advisors, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.42%	9.36%
Investment, Identifier [Axis]: Advent International GPE VII-E Limited Partnership
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 640,000
Investment, Identifier [Axis]: AeriTek Global US Acquisition Inc., AeriTek Global Holdings LLC, and Minus Forty QBD Corp.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 5,587,700
Investment, Identifier [Axis]: AeriTek Global US Acquisition Inc., AeriTek Global Holdings LLC, and Minus Forty QBD Corp., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		10.32%
Investment, Identifier [Axis]: AeriTek Global US Acquisition Inc., AeriTek Global Holdings LLC, and Minus Forty QBD Corp., First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		10.34%
Investment, Identifier [Axis]: Aerin Medical Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 4,681,400	$ 7,022,100
Investment, Identifier [Axis]: Aerin Medical Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		10.92%	11.06%
Investment, Identifier [Axis]: Agiliti Health, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.86%	7.38%
Investment, Identifier [Axis]: Airx Climate Solutions, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 14,342,000	$ 14,342,000
Investment, Identifier [Axis]: Airx Climate Solutions, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			10.18%
Investment, Identifier [Axis]: Airx Climate Solutions, Inc., First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		9.57%	9.47%
Investment, Identifier [Axis]: Airx Climate Solutions, Inc., First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon		8.82%
Investment, Identifier [Axis]: Alcami Corporation
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 431,500	$ 506,800
Investment, Identifier [Axis]: Alcami Corporation, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		10.96%	11.66%
Investment, Identifier [Axis]: Alcami Corporation, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		10.83%	11.44%
Investment, Identifier [Axis]: Alcresta Therapeutics, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 11,080,100
Investment, Identifier [Axis]: Alcresta Therapeutics, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		9.27%
Investment, Identifier [Axis]: Alcresta Therapeutics, Inc., First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		9.24%
Investment, Identifier [Axis]: Aldinger Company Inc
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 13,396,000	$ 5,854,100
Investment, Identifier [Axis]: Aldinger Company Inc, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.42%	9.61%
Investment, Identifier [Axis]: Aldinger Company Inc, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		8.44%
Investment, Identifier [Axis]: Aledade, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 26,528,800
Investment, Identifier [Axis]: Aledade, Inc., First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		9.64%
Investment, Identifier [Axis]: Alera Group, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.97%
Investment, Identifier [Axis]: AlixPartners, LLP, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		5.72%	6.97%
Investment, Identifier [Axis]: Alliance Laundry Systems LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.07%
Investment, Identifier [Axis]: Alliance Laundry Systems LLC., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			7.84%
Investment, Identifier [Axis]: Alliant Holdings Intermediate LLC and Alliant Holdings Co-Issuer, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.22%
Investment, Identifier [Axis]: Alliant Holdings Intermediate LLC and Alliant Holdings Co-Issuer, First lien senior secured notes
Schedule of Investments [Line Items]
Coupon		6.75%
Investment, Identifier [Axis]: Alliant Holdings Intermediate LLC and Alliant Holdings Co-Issuer, Senior subordinated notes
Schedule of Investments [Line Items]
Coupon		5.88%
Investment, Identifier [Axis]: Alliant Holdings Intermediate, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			7.11%
Investment, Identifier [Axis]: Alp CFO 2025, L.P. and Alp CFO 2025 (Offshore Feeder) A, L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 125,600
Investment, Identifier [Axis]: Alpha Generation LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			7.11%
Investment, Identifier [Axis]: Alterra Mountain Company, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		6.22%	7.11%
Investment, Identifier [Axis]: Alterra Mountain Company, First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon		6.22%	7.36%
Investment, Identifier [Axis]: AmSpec Parent, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			8.58%
Investment, Identifier [Axis]: Amazon Holdco Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			6.61%
Investment, Identifier [Axis]: Amerivet Partners Management, Inc. and AVE Holdings LP
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments			$ 3,393,900
Investment, Identifier [Axis]: Amerivet Partners Management, Inc. and AVE Holdings LP, Subordinated loan
Schedule of Investments [Line Items]
Coupon			16.50%
Investment, Identifier [Axis]: Amethyst Radiotherapy Group B.V.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments			$ 2,070,900
Investment, Identifier [Axis]: Amethyst Radiotherapy Group B.V., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			8.31%
Investment, Identifier [Axis]: Amynta Agency Borrower Inc. and Amynta Warranty Borrower Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.47%
Investment, Identifier [Axis]: Ankura Consulting Group, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			7.84%
Investment, Identifier [Axis]: Apax Europe VI - A, L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 328,100
Investment, Identifier [Axis]: Apax Europe VII - B, L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		307,600
Investment, Identifier [Axis]: Apax VIII - B, L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		211,000
Investment, Identifier [Axis]: Apex Service Partners, LLC and Apex Service Partners Holdings, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 1,424,800	$ 36,930,600
Investment, Identifier [Axis]: Apex Service Partners, LLC and Apex Service Partners Holdings, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.80%	9.52%
Investment, Identifier [Axis]: Apex Service Partners, LLC and Apex Service Partners Holdings, LLC, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		8.71%	9.51%
Investment, Identifier [Axis]: Applied Systems, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.17%	7.33%
Investment, Identifier [Axis]: Aptean, Inc. and Aptean Acquiror Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 7,728,800	$ 5,819,700
Investment, Identifier [Axis]: Aptean, Inc. and Aptean Acquiror Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			9.58%
Investment, Identifier [Axis]: Aptean, Inc. and Aptean Acquiror Inc., First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		8.57%
Investment, Identifier [Axis]: Aptean, Inc. and Aptean Acquiror Inc., First lien senior secured revolving loan one
Schedule of Investments [Line Items]
Coupon		8.49%
Investment, Identifier [Axis]: Aptean, Inc. and Aptean Acquiror Inc., First lien senior secured revolving loan two
Schedule of Investments [Line Items]
Coupon		10.50%
Investment, Identifier [Axis]: Aquiline Financial Services Fund LP.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 0
Investment, Identifier [Axis]: ArchKey Holdings Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments			$ 2,081,600
Investment, Identifier [Axis]: ArchKey Holdings Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			9.30%
Investment, Identifier [Axis]: Archduke Buyer, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 1,856,700
Investment, Identifier [Axis]: Archduke Buyer, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		9.27%
Investment, Identifier [Axis]: Arcline FM Holdings, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.42%
Investment, Identifier [Axis]: Arrow Borrower 2025, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 15,876,800
Investment, Identifier [Axis]: Arrow Borrower 2025, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.15%
Investment, Identifier [Axis]: Artemis BidCo 2 LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 8,946,000
Investment, Identifier [Axis]: Artemis BidCo 2 LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.67%
Investment, Identifier [Axis]: Artemis BidCo 2 LLC, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		7.42%
Investment, Identifier [Axis]: Artera Services, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.17%	8.83%
Investment, Identifier [Axis]: Artifact Bidco, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 10,426,100	$ 10,426,100
Investment, Identifier [Axis]: Artifact Bidco, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		7.82%	8.83%
Investment, Identifier [Axis]: Artivion, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 19,820,500	$ 16,132,700
Investment, Identifier [Axis]: Artivion, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.74%	11.09%
Investment, Identifier [Axis]: Artivion, Inc., First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		7.49%	8.59%
Investment, Identifier [Axis]: AssuredPartners, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			7.86%
Investment, Identifier [Axis]: Aston Bidco (Holding) Limited, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		9.97%
Investment, Identifier [Axis]: Asurion, LLC., First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon			7.72%
Investment, Identifier [Axis]: Asurion, LLC., First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon			7.72%
Investment, Identifier [Axis]: Avalara, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.42%
Investment, Identifier [Axis]: Avalign Holdings, Inc. and Avalign Technologies, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 1,720,200	$ 2,408,300
Investment, Identifier [Axis]: Avalign Holdings, Inc. and Avalign Technologies, Inc. First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon			10.85%
Investment, Identifier [Axis]: Avalign Holdings, Inc. and Avalign Technologies, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		11.07%	3.63%
Investment, Identifier [Axis]: Avalign Holdings, Inc. and Avalign Technologies, Inc., First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		10.22%
Investment, Identifier [Axis]: Aveanna Healthcare LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		7.47%
Investment, Identifier [Axis]: BABSN 2023-1, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		10.58%
Investment, Identifier [Axis]: BABSN 2023-3, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon			11.99%
Investment, Identifier [Axis]: BALLY 2022-21, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		9.42%	15.70%
Investment, Identifier [Axis]: BALLY 2023-24, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon			9.71%
Investment, Identifier [Axis]: BALLY 2024-26, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon			11.43%
Investment, Identifier [Axis]: BALLY 2024-26, Collaterized loan obligation 1
Schedule of Investments [Line Items]
Coupon		9.96%
Investment, Identifier [Axis]: BALLY 2024-26, Collaterized loan obligation 2
Schedule of Investments [Line Items]
Coupon		11.64%
Investment, Identifier [Axis]: BALLY 2025-30, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		8.89%
Investment, Identifier [Axis]: BC European Capital IX - 2 LP
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 185,700
Investment, Identifier [Axis]: BC European Capital X - 2 LP
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		509,500
Investment, Identifier [Axis]: BC Partners Galileo (2) L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 36,700
Investment, Identifier [Axis]: BCC 2020-1, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon			11.78%
Investment, Identifier [Axis]: BCC 2022-1, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		20.18%
Investment, Identifier [Axis]: BCC 2023-3, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon			9.88%
Investment, Identifier [Axis]: BCC Blueprint Holdings I, LLC and BCC Blueprint Investments, LLC , Senior subordinated loan
Schedule of Investments [Line Items]
Coupon		10.44%
Investment, Identifier [Axis]: BCP Renaissance Parent L.L.C., First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		6.17%
Investment, Identifier [Axis]: BCPE Empire Holdings, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.97%	7.86%
Investment, Identifier [Axis]: BCPE Pequod Buyer, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 8,673,600	$ 8,673,600
Investment, Identifier [Axis]: BCPE Pequod Buyer, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			7.81%
Investment, Identifier [Axis]: BCTO Ignition Purchaser, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			13.63%
Investment, Identifier [Axis]: BEP Intermediate Holdco, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.47%	7.61%
Investment, Identifier [Axis]: BERRY 2024-1, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon			12.50%
Investment, Identifier [Axis]: BERRY 2024-1, Collaterized loan obligation 1
Schedule of Investments [Line Items]
Coupon		12.42%
Investment, Identifier [Axis]: BGCLO 2023-6, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		10.02%
Investment, Identifier [Axis]: BGI Purchaser, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 22,219,700	$ 22,219,700
Investment, Identifier [Axis]: BGI Purchaser, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.57%	9.51%
Investment, Identifier [Axis]: BGI Purchaser, Inc., First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		7.57%	8.51%
Investment, Identifier [Axis]: BGIF IV Fearless Utility Services, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 9,904,100	$ 22,168,300
Investment, Identifier [Axis]: BGIF IV Fearless Utility Services, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.73%	9.45%
Investment, Identifier [Axis]: BNZ TopCo B.V.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 22,836,500	$ 20,140,500
Investment, Identifier [Axis]: BNZ TopCo B.V., Senior subordinated loan
Schedule of Investments [Line Items]
Coupon		8.77%	8.60%
Investment, Identifier [Axis]: BR PJK Produce, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		10.39%
Investment, Identifier [Axis]: BR PJK Produce, LLC, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon			10.71%
Investment, Identifier [Axis]: BR PJK Produce, LLC, First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon			10.99%
Investment, Identifier [Axis]: BROOKP 2024-1, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		10.38%	11.12%
Investment, Identifier [Axis]: BSP 2016-10, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		8.88%
Investment, Identifier [Axis]: BSP 2016-9, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		9.78%	10.52%
Investment, Identifier [Axis]: BSP 2018-14, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		10.03%	10.74%
Investment, Identifier [Axis]: BSP 2020-22, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		8.78%
Investment, Identifier [Axis]: BSP 2021-25, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		8.50%
Investment, Identifier [Axis]: BSP 2022-28, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		9.28%	9.96%
Investment, Identifier [Axis]: BSP 2022-29, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		8.46%
Investment, Identifier [Axis]: BSP 2023-30, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		9.31%
Investment, Identifier [Axis]: BSP 2023-31, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		11.03%
Investment, Identifier [Axis]: BSP 2023-32, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		17.45%
Investment, Identifier [Axis]: BSP 2024-34, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon			11.33%
Investment, Identifier [Axis]: BSP 2024-35, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		9.96%	10.73%
Investment, Identifier [Axis]: BSP 2024-37, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		14.77%	12.50%
Investment, Identifier [Axis]: BSP 2024-38, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		8.86%
Investment, Identifier [Axis]: BSP 2024-38A, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon			9.31%
Investment, Identifier [Axis]: BSP 2025-39, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		8.40%
Investment, Identifier [Axis]: BSP 2025-40, Collaterized loan obligation 1
Schedule of Investments [Line Items]
Coupon		9.50%
Investment, Identifier [Axis]: BSP 2025-40, Collaterized loan obligation 2
Schedule of Investments [Line Items]
Coupon		13.28%
Investment, Identifier [Axis]: BSP 2025-41, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		9.22%
Investment, Identifier [Axis]: BSP 2025-42, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		8.92%
Investment, Identifier [Axis]: BTCP 2023-1, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		10.40%	11.10%
Investment, Identifier [Axis]: BVI Medical, Inc. and BVI Group Limited
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 14,792,900
Investment, Identifier [Axis]: BVI Medical, Inc. and BVI Group Limited, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		9.97%
Investment, Identifier [Axis]: BVI Medical, Inc. and BVI Group Limited, First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon		9.88%
Investment, Identifier [Axis]: BW Holding, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			8.66%
Investment, Identifier [Axis]: BW Holding, Inc., First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		8.49%
Investment, Identifier [Axis]: BW Holding, Inc., First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon		10.34%
Investment, Identifier [Axis]: BX 2024-SLCT, Commercial mortgage-backed security
Schedule of Investments [Line Items]
Coupon		7.14%	7.84%
Investment, Identifier [Axis]: BYRDPK 2025-1, Collaterized loan obligation 1
Schedule of Investments [Line Items]
Coupon		10.22%
Investment, Identifier [Axis]: BYRDPK 2025-1, Collaterized loan obligation 2
Schedule of Investments [Line Items]
Coupon		16.37%
Investment, Identifier [Axis]: Bad Vibes Forever, LLC and Bad Vibes Forever Publishing, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		9.10%
Investment, Identifier [Axis]: Badia Spices, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 21,428,600	$ 21,428,600
Investment, Identifier [Axis]: Badia Spices, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.09%	9.07%
Investment, Identifier [Axis]: Bain Capital Europe Fund IV, L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 244,800
Investment, Identifier [Axis]: Bain Capital Europe V, SCSp
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		63,800
Investment, Identifier [Axis]: Bain Capital Fund XI, L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		1,077,400
Investment, Identifier [Axis]: Bain Capital Fund XII, L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 206,500
Investment, Identifier [Axis]: Baldwin Risk Partners, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.64%
Investment, Identifier [Axis]: Bamboo US BidCo LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 3,112,900	$ 9,286,200
Investment, Identifier [Axis]: Bamboo US BidCo LLC, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		7.07%	9.77%
Investment, Identifier [Axis]: Bamboo US BidCo LLC, First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon		8.98%	8.25%
Investment, Identifier [Axis]: Bamboo US BidCo LLC, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		8.83%
Investment, Identifier [Axis]: Banyan Software Holdings, LLC and Banyan Software Intermediate, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 73,089,500
Investment, Identifier [Axis]: Banyan Software Holdings, LLC and Banyan Software Intermediate, Inc. 1
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 90,473,200
Investment, Identifier [Axis]: Banyan Software Holdings, LLC and Banyan Software Intermediate, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.98%
Investment, Identifier [Axis]: Barnes Group Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			7.33%
Investment, Identifier [Axis]: Bausch + Lomb Corporation, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		7.72%
Investment, Identifier [Axis]: Bausch + Lomb Corporation, First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon		7.97%
Investment, Identifier [Axis]: Bausch + Lomb Corporation, First lien senior secured loan 3
Schedule of Investments [Line Items]
Coupon		7.42%
Investment, Identifier [Axis]: Bayou Intermediate II, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 7,942,100
Investment, Identifier [Axis]: Bayou Intermediate II, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.42%
Investment, Identifier [Axis]: Beacon Pointe Harmony, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 25,484,100
Investment, Identifier [Axis]: Belfor Holdings, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			8.11%
Investment, Identifier [Axis]: Bellwether Buyer, L.L.C. and Bellwether Topco V Buyer, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 11,476,300
Investment, Identifier [Axis]: Bellwether Buyer, L.L.C. and Bellwether Topco V Buyer, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.23%
Investment, Identifier [Axis]: Belron Finance US LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			7.27%
Investment, Identifier [Axis]: Berlin Packaging L.L.C., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			7.83%
Investment, Identifier [Axis]: Birdie Bidco, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 83,443,000
Investment, Identifier [Axis]: Birdie Bidco, Inc., First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		8.17%
Investment, Identifier [Axis]: Birdie Bidco, Inc., First lien senior secured revolving loan 1
Schedule of Investments [Line Items]
Coupon		10.25%
Investment, Identifier [Axis]: Bizzdesign Holding BV, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.52%	9.20%
Investment, Identifier [Axis]: Blackstone Capital Partners VI L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 1,701,700
Investment, Identifier [Axis]: Blazing Star Parent, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		10.82%
Investment, Identifier [Axis]: Bleriot US Bidco Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			7.08%
Investment, Identifier [Axis]: Bluejack Fire Acquisition, Inc. and Bluejack Fire Holdings LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 9,584,500
Investment, Identifier [Axis]: Bluejack Fire Acquisition, Inc. and Bluejack Fire Holdings LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.47%
Investment, Identifier [Axis]: Bluejack Fire Acquisition, Inc. and Bluejack Fire Holdings LLC, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		8.50%
Investment, Identifier [Axis]: Bobcat Purchaser, LLC and Bobcat Topco, L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 1,595,700	$ 1,595,700
Investment, Identifier [Axis]: Bobcat Purchaser, LLC and Bobcat Topco, L.P., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.44%	9.07%
Investment, Identifier [Axis]: Bobtail AcquisitionCo, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 24,406,300
Investment, Identifier [Axis]: Bobtail AcquisitionCo, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.54%
Investment, Identifier [Axis]: Bobtail AcquisitionCo, LLC, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		8.44%
Investment, Identifier [Axis]: Boost Newco Borrower, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			6.83%
Investment, Identifier [Axis]: Boost Newco Borrower, LLC, First lien senior secured loan one
Schedule of Investments [Line Items]
Coupon		5.67%
Investment, Identifier [Axis]: Boost Newco Borrower, LLC, First lien senior secured loan two
Schedule of Investments [Line Items]
Coupon		4.27%
Investment, Identifier [Axis]: Bracket Intermediate Holding Corp. First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			8.58%
Investment, Identifier [Axis]: BradyPlus Holdings, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments			$ 722,700
Investment, Identifier [Axis]: BradyPlus Holdings, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		7.19%
Investment, Identifier [Axis]: BradyPlus Holdings, LLC, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon			9.52%
Investment, Identifier [Axis]: BradyPlus Holdings, LLC, First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon			9.40%
Investment, Identifier [Axis]: Bridgepoint Europe VI 'E' LP
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 67,900
Investment, Identifier [Axis]: BrightStar Group Holdings, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 3,766,900
Investment, Identifier [Axis]: BrightStar Group Holdings, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.80%
Investment, Identifier [Axis]: Broadcast Music, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments			$ 5,384,600
Investment, Identifier [Axis]: Broadcast Music, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			10.39%
Investment, Identifier [Axis]: Broadstreet Partners, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.47%	7.36%
Investment, Identifier [Axis]: Brown Group Holding, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			6.90%
Investment, Identifier [Axis]: Brown Group Holding, LLC, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		6.22%
Investment, Identifier [Axis]: Brown Group Holding, LLC, First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon		6.56%
Investment, Identifier [Axis]: Bulab Holdings, Inc. and Buckman PPC Co-Invest LP
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 22,933,600
Investment, Identifier [Axis]: Bulab Holdings, Inc. and Buckman PPC Co-Invest LP, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		8.47%
Investment, Identifier [Axis]: Bulab Holdings, Inc. and Buckman PPC Co-Invest LP, First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon		6.65%
Investment, Identifier [Axis]: Bulldog Purchaser Inc., First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon			8.58%
Investment, Identifier [Axis]: Bulldog Purchaser Inc., First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon			8.34%
Investment, Identifier [Axis]: Bumble Bidco Limited
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 2,734,400	$ 3,127,400
Investment, Identifier [Axis]: Bumble Bidco Limited, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		10.50%	11.49%
Investment, Identifier [Axis]: Burgess Point Purchaser Corporation, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		9.19%	9.68%
Investment, Identifier [Axis]: Businessolver.com, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 3,889,400
Investment, Identifier [Axis]: Businessolver.com, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.17%
Investment, Identifier [Axis]: CAIF 1, Commercial mortgage-backed security 1
Schedule of Investments [Line Items]
Coupon		9.48%
Investment, Identifier [Axis]: CAIF 1, Commercial mortgage-backed security 2
Schedule of Investments [Line Items]
Coupon		10.88%
Investment, Identifier [Axis]: CAVU 2021-1, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		10.86%	11.63%
Investment, Identifier [Axis]: CAVU 2022-2, Collaterized loan obligation 1
Schedule of Investments [Line Items]
Coupon		10.33%
Investment, Identifier [Axis]: CAVU 2022-2, Collaterized loan obligation 2
Schedule of Investments [Line Items]
Coupon		8.34%
Investment, Identifier [Axis]: CAVU 2025-2, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		10.00%
Investment, Identifier [Axis]: CBTS Borrower, LLC and CBTS TopCo, L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 1,900,000
Investment, Identifier [Axis]: CBTS Borrower, LLC and CBTS TopCo, L.P., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			12.50%
Investment, Identifier [Axis]: CBTS TopCo, L.P. and CBTS Borrower, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments			$ 1,900,000
Investment, Identifier [Axis]: CCC Intelligent Solutions Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			6.72%
Investment, Identifier [Axis]: CEDF 2021-14, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		15.29%	15.40%
Investment, Identifier [Axis]: CFC Bidco 2022 Limited, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		7.74%
Investment, Identifier [Axis]: CFC Funding LLC, Loan instrument units
Schedule of Investments [Line Items]
Coupon		9.75%
Investment, Identifier [Axis]: CGMS 2018-4, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		11.74%
Investment, Identifier [Axis]: CGMS 2019-2, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		10.90%	11.83%
Investment, Identifier [Axis]: CGMS 2021-5, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		9.78%
Investment, Identifier [Axis]: CGMS 2021-8, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		9.23%
Investment, Identifier [Axis]: CGMS 2022-2, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		10.83%	11.51%
Investment, Identifier [Axis]: CGMS 2022-5, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		11.00%	12.20%
Investment, Identifier [Axis]: CGMS 2022-6, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		18.74%
Investment, Identifier [Axis]: CGMS 2023-1, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon			9.72%
Investment, Identifier [Axis]: CGMS 2023-1, Collaterized loan obligation 1
Schedule of Investments [Line Items]
Coupon		9.63%
Investment, Identifier [Axis]: CGMS 2023-1, Collaterized loan obligation 2
Schedule of Investments [Line Items]
Coupon		15.00%
Investment, Identifier [Axis]: CGMS 2023-2, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		17.17%	9.62%
Investment, Identifier [Axis]: CGMS 2024-1, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		10.82%	11.58%
Investment, Identifier [Axis]: CGMS 2024-2, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		10.71%	11.48%
Investment, Identifier [Axis]: CGMS 2024-3, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		10.26%	11.70%
Investment, Identifier [Axis]: CGMS 2024-5, Collaterized loan obligation 1
Schedule of Investments [Line Items]
Coupon		9.51%	12.60%
Investment, Identifier [Axis]: CGMS 2024-5, Collaterized loan obligation 2
Schedule of Investments [Line Items]
Coupon		12.35%	10.20%
Investment, Identifier [Axis]: CGMS 2025-3, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		9.33%
Investment, Identifier [Axis]: CGMS 2025-5, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		12.10%
Investment, Identifier [Axis]: CIFC 2018-1, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		10.50%	9.72%
Investment, Identifier [Axis]: CIFC 2018-5, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		10.50%
Investment, Identifier [Axis]: CIFC 2019-1, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		11.40%
Investment, Identifier [Axis]: CIFC 2019-4, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		9.15%
Investment, Identifier [Axis]: CIFC 2019-5, Collaterized loan obligation 1
Schedule of Investments [Line Items]
Coupon		17.99%
Investment, Identifier [Axis]: CIFC 2019-5, Collaterized loan obligation 2
Schedule of Investments [Line Items]
Coupon		17.99%
Investment, Identifier [Axis]: CIFC 2020-4, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon			9.33%
Investment, Identifier [Axis]: CIFC 2021-1, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		9.86%	10.63%
Investment, Identifier [Axis]: CIFC 2021-4, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		10.06%	11.37%
Investment, Identifier [Axis]: CIFC 2021-5, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon			9.41%
Investment, Identifier [Axis]: CIFC 2021-5, Collaterized loan obligation 1
Schedule of Investments [Line Items]
Coupon		9.00%
Investment, Identifier [Axis]: CIFC 2021-5, Collaterized loan obligation 2
Schedule of Investments [Line Items]
Coupon		12.69%
Investment, Identifier [Axis]: CIFC 2022-5, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		7.79%	8.55%
Investment, Identifier [Axis]: CIFC 2022-6, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		9.64%	10.36%
Investment, Identifier [Axis]: CIFC 2022-7, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		9.21%	9.91%
Investment, Identifier [Axis]: CIFC 2024-1, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		10.48%	11.23%
Investment, Identifier [Axis]: CIFC 2024-2, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		10.26%	11.03%
Investment, Identifier [Axis]: CIFC 2024-4, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		11.82%	12.70%
Investment, Identifier [Axis]: CIFC 2024-5, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		9.01%	9.48%
Investment, Identifier [Axis]: CIFC 2025-3, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		13.34%
Investment, Identifier [Axis]: CIFC 2025-4, Collaterized loan obligation 1
Schedule of Investments [Line Items]
Coupon		9.06%
Investment, Identifier [Axis]: CIFC 2025-4, Collaterized loan obligation 2
Schedule of Investments [Line Items]
Coupon		12.10%
Investment, Identifier [Axis]: CIFC 2025-7, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		12.00%
Investment, Identifier [Axis]: CIFC Funding 2025-VI Ltd, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		8.61%
Investment, Identifier [Axis]: CLRMPK 2025-1, Collaterized loan obligation 1
Schedule of Investments [Line Items]
Coupon		9.37%
Investment, Identifier [Axis]: CLRMPK 2025-1, Collaterized loan obligation 2
Schedule of Investments [Line Items]
Coupon		13.70%
Investment, Identifier [Axis]: CMG HoldCo, LLC and CMG Buyer Holdings, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 20,950,700
Investment, Identifier [Axis]: CNT Holdings I Corp, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.34%	8.09%
Investment, Identifier [Axis]: CP 2018-15, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		12.20%
Investment, Identifier [Axis]: CP Atlas Buyer Inc, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			8.21%
Investment, Identifier [Axis]: CPFTR 2025-1, Commercial mortgage-backed security
Schedule of Investments [Line Items]
Coupon		8.38%
Investment, Identifier [Axis]: CPI Holdco B, LLC, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon			6.78%
Investment, Identifier [Axis]: CPI Holdco B, LLC, First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon			6.36%
Investment, Identifier [Axis]: CPIG Holdco Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 500	$ 500
Investment, Identifier [Axis]: CPIG Holdco Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		11.09%	11.69%
Investment, Identifier [Axis]: CPIG Holdco Inc., First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		8.84%	9.44%
Investment, Identifier [Axis]: CPPIB OVM Member U.S. LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.17%	7.58%
Investment, Identifier [Axis]: CPTPK 2024-1, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		9.88%	10.62%
Investment, Identifier [Axis]: CPV Fairview, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.17%
Investment, Identifier [Axis]: CQP Holdco L.P., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			6.33%
Investment, Identifier [Axis]: CVC Capital Partners VI (B) L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 444,300
Investment, Identifier [Axis]: CVC Capital Partners VII (A) L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 145,400
Investment, Identifier [Axis]: Caesars Entertainment Inc, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon			6.61%
Investment, Identifier [Axis]: Caesars Entertainment Inc, First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon			6.61%
Investment, Identifier [Axis]: Calabrio, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		7.84%
Investment, Identifier [Axis]: Calpine Corp, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			6.12%
Investment, Identifier [Axis]: Calpine Corp, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		5.47%
Investment, Identifier [Axis]: Calpine Corp, First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon		5.47%
Investment, Identifier [Axis]: Calpine Corp, First lien senior secured loan 3
Schedule of Investments [Line Items]
Coupon		5.47%
Investment, Identifier [Axis]: Cambrex Corporation
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 64,807,100
Investment, Identifier [Axis]: Cambrex Corporation, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.22%	7.96%
Investment, Identifier [Axis]: Cambrex Corporation, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		8.33%
Investment, Identifier [Axis]: Cannon Bridge Designated Activity Company
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 2,013,000	$ 4,767,200
Investment, Identifier [Axis]: Cannon Bridge Designated Activity Company, First lien senior secured revolving loan 1
Schedule of Investments [Line Items]
Coupon		8.02%
Investment, Identifier [Axis]: Cannon Bridge Designated Activity Company, First lien senior secured revolving loan 2
Schedule of Investments [Line Items]
Coupon		14.02%
Investment, Identifier [Axis]: Cannon Bridge Designated Activity Company, First lien senior secured revolving loan 3
Schedule of Investments [Line Items]
Coupon		15.67%
Investment, Identifier [Axis]: Cannon Bridge Designated Activity Company, First lien senior secured revolving loan 4
Schedule of Investments [Line Items]
Coupon		9.67%
Investment, Identifier [Axis]: Cannon Bridge Designated Activity Company, Private asset-backed investment 1
Schedule of Investments [Line Items]
Coupon			10.56%
Investment, Identifier [Axis]: Cannon Bridge Designated Activity Company, Private asset-backed investment 2
Schedule of Investments [Line Items]
Coupon			5.71%
Investment, Identifier [Axis]: Cannon Bridge Designated Activity Company, Private asset-backed investment 3
Schedule of Investments [Line Items]
Coupon			12.32%
Investment, Identifier [Axis]: Cannon Bridge Designated Activity Company, Private asset-backed investment 4
Schedule of Investments [Line Items]
Coupon			7.47%
Investment, Identifier [Axis]: Capnor Connery Bidco A/S
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 1,455,700
Investment, Identifier [Axis]: Capnor Connery Bidco A/S, First lien senior secured loan one
Schedule of Investments [Line Items]
Coupon		8.31%
Investment, Identifier [Axis]: Capnor Connery Bidco A/S, First lien senior secured loan two
Schedule of Investments [Line Items]
Coupon		7.74%
Investment, Identifier [Axis]: Cards-Live Oak Holdings, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 17,120,700
Investment, Identifier [Axis]: Cards-Live Oak Holdings, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.42%
Investment, Identifier [Axis]: Cards-Live Oak Holdings, Inc., First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		10.50%
Investment, Identifier [Axis]: Carrera Bidco Limited, Senior subordinated loan
Schedule of Investments [Line Items]
Coupon		7.34%
Investment, Identifier [Axis]: Cascade Parent Inc., Cascade Intermediate II, Inc., and Haveli Cascade Co-Invest I, L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 2,389,600
Investment, Identifier [Axis]: Cascade Parent Inc., Cascade Intermediate II, Inc., and Haveli Cascade Co-Invest I, L.P., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		9.47%
Investment, Identifier [Axis]: Cast amp; Crew LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			8.11%
Investment, Identifier [Axis]: Catterton Partners VII, L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 536,300
Investment, Identifier [Axis]: Celnor Group Limited
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 4,841,600	$ 1,520,000
Investment, Identifier [Axis]: Celnor Group Limited, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			9.70%
Investment, Identifier [Axis]: Celnor Group Limited, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		9.39%
Investment, Identifier [Axis]: Celnor Group Limited, First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon		9.01%
Investment, Identifier [Axis]: Celnor Group Limited, First lien senior secured loan 3
Schedule of Investments [Line Items]
Coupon		9.40%
Investment, Identifier [Axis]: Celnor Group Limited, First lien senior secured loan 4
Schedule of Investments [Line Items]
Coupon		7.31%
Investment, Identifier [Axis]: Central Parent Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.92%
Investment, Identifier [Axis]: Centralsquare Technologies, LLC and Supermoose Newco, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 4,310,300	$ 4,213,200
Investment, Identifier [Axis]: Centralsquare Technologies, LLC and Supermoose Newco, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		9.47%	10.63%
Investment, Identifier [Axis]: Century De Buyer LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.84%	7.90%
Investment, Identifier [Axis]: Cezanne Bidco
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 6,175,900	$ 2,041,600
Investment, Identifier [Axis]: Cezanne Bidco , First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			9.18%
Investment, Identifier [Axis]: Cezanne Bidco, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.27%
Investment, Identifier [Axis]: Chariot Buyer LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.47%
Investment, Identifier [Axis]: Charlotte Buyer, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			9.14%
Investment, Identifier [Axis]: Chart Industries, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			7.09%
Investment, Identifier [Axis]: Charter Communications Operating, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			6.78%
Investment, Identifier [Axis]: Charter Next Generation, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.66%	7.53%
Investment, Identifier [Axis]: Chicago US Midco III, LP
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 2,118,900
Investment, Identifier [Axis]: Chicago US Midco III, LP , First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.22%
Investment, Identifier [Axis]: Chillaton Bidco Limited
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 1,185,900	$ 2,548,000
Investment, Identifier [Axis]: Chillaton Bidco Limited, First lien senior secured loa
Schedule of Investments [Line Items]
Coupon			11.22%
Investment, Identifier [Axis]: Chillaton Bidco Limited, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		10.30%
Investment, Identifier [Axis]: Chobani, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		5.97%
Investment, Identifier [Axis]: Chobani, LLC, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon			7.72%
Investment, Identifier [Axis]: Chobani, LLC, First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon			8.11%
Investment, Identifier [Axis]: Churchill OpCo Holdings LLC and Victory Topco, LP
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 21,653,200
Investment, Identifier [Axis]: Churchill OpCo Holdings LLC and Victory Topco, LP , Churchill OpCo Holdings LLC and Victory Topco, LP , First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		8.62%
Investment, Identifier [Axis]: Churchill OpCo Holdings LLC and Victory Topco, LP , First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.67%
Investment, Identifier [Axis]: City Line Distributors LLC and City Line Investments LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 1,500	$ 1,500
Investment, Identifier [Axis]: City Line Distributors LLC and City Line Investments LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		10.11%	10.48%
Investment, Identifier [Axis]: Clarios Global LP, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.22%	6.86%
Investment, Identifier [Axis]: Clayton, Dubilier amp; Rice Fund IX, L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 248,800
Investment, Identifier [Axis]: Clearstead Advisors, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 355,000
Investment, Identifier [Axis]: Clearstead Advisors, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.23%
Investment, Identifier [Axis]: Clearstead Advisors, LLC, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		8.22%
Investment, Identifier [Axis]: Cliffwater LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments			$ 1,470,600
Investment, Identifier [Axis]: Cliffwater LLC , First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			8.86%
Investment, Identifier [Axis]: Cloud Software Group, Inc. and Picard Parent, Inc., First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon			8.08%
Investment, Identifier [Axis]: Cloud Software Group, Inc. and Picard Parent, Inc., First lien senior secured loan 3
Schedule of Investments [Line Items]
Coupon			8.25%
Investment, Identifier [Axis]: Cloud Software Group, Inc. and Picard Parent, Inc., First lien senior secured loan one
Schedule of Investments [Line Items]
Coupon		6.92%
Investment, Identifier [Axis]: Cloud Software Group, Inc. and Picard Parent, Inc., First lien senior secured loan two
Schedule of Investments [Line Items]
Coupon		6.92%
Investment, Identifier [Axis]: Cloud Software Group, Inc. and Picard Parent, Inc., First lien senior secured notes
Schedule of Investments [Line Items]
Coupon		8.25%
Investment, Identifier [Axis]: Cloud Software Group, Inc. and Picard Parent, Inc., Second lien senior secured notes
Schedule of Investments [Line Items]
Coupon		9.00%	9.00%
Investment, Identifier [Axis]: ClubCorp Holdings, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 7,070,400
Investment, Identifier [Axis]: ClubCorp Holdings, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.67%	9.59%
Investment, Identifier [Axis]: Cogentrix Finance Holdco I, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		5.97%
Investment, Identifier [Axis]: Collision SP Subco, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 3,451,400	$ 1,330,700
Investment, Identifier [Axis]: Collision SP Subco, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.71%	10.09%
Investment, Identifier [Axis]: Collision SP Subco, LLC, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		8.57%	10.09%
Investment, Identifier [Axis]: CommScope Holding Co Inc | First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.47%
Investment, Identifier [Axis]: Computer Services, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 12,629,600
Investment, Identifier [Axis]: Computer Services, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.17%
Investment, Identifier [Axis]: Confluent Medical Technologies, Inc, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			7.85%
Investment, Identifier [Axis]: Confluent Medical Technologies, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.67%
Investment, Identifier [Axis]: ConnectWise, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		7.43%	8.09%
Investment, Identifier [Axis]: Conservice Midco, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.47%	7.86%
Investment, Identifier [Axis]: Conservice Midco, LLC, Second lien senior secured loan
Schedule of Investments [Line Items]
Coupon			9.61%
Investment, Identifier [Axis]: Constellation Wealth Capital Fund, L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 989,900	$ 1,877,800
Investment, Identifier [Axis]: Convera International Holdings Limited and Convera International Financial S.A R.L.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 1,110,500
Investment, Identifier [Axis]: Convera International Holdings Limited and Convera International Financial S.A R.L., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.44%
Investment, Identifier [Axis]: CoorsTek, inc , First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.86%
Investment, Identifier [Axis]: CoreRx, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 400
Investment, Identifier [Axis]: CoreRx, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		10.92%
Investment, Identifier [Axis]: CoreRx, Inc., First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		7.67%
Investment, Identifier [Axis]: Cority Software Inc., Cority Software (USA) Inc., and Cority Parent, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 7,060,600
Investment, Identifier [Axis]: Cority Software Inc., Cority Software (USA) Inc., and Cority Parent, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.34%
Investment, Identifier [Axis]: Cornerstone OnDemand, Inc. and Sunshine Software Holdings, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		7.58%
Investment, Identifier [Axis]: Cornerstone OnDemand, Inc. and Sunshine Software Holdings, Inc., Second lien senior secured loan
Schedule of Investments [Line Items]
Coupon		10.33%
Investment, Identifier [Axis]: Corporation Service Company, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		5.72%	6.86%
Investment, Identifier [Axis]: Cotiviti Holdings, Inc., First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		6.62%
Investment, Identifier [Axis]: Cotiviti Holdings, Inc., First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon		6.62%
Investment, Identifier [Axis]: Coupa Holdings, LLC and Coupa Software Incorporated
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 410,800	$ 410,800
Investment, Identifier [Axis]: Coupa Holdings, LLC and Coupa Software Incorporated, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		9.09%
Investment, Identifier [Axis]: Covanta Holding Corporation, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		5.98%
Investment, Identifier [Axis]: Cradle Lux Bidco S.A.R.L, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			10.09%
Investment, Identifier [Axis]: Cradle Lux Bidco S.A.R.L, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon			8.28%
Investment, Identifier [Axis]: Cradle Lux Bidco S.A.R.L.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments			$ 4,455,200
Investment, Identifier [Axis]: Cradle Lux Bidco S.A.R.L. and Hamilton Thorne Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 4,461,700
Investment, Identifier [Axis]: Cradle Lux Bidco S.A.R.L. and Hamilton Thorne Inc., First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		7.32%
Investment, Identifier [Axis]: Cradle Lux Bidco S.A.R.L. and Hamilton Thorne Inc., First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon		9.04%
Investment, Identifier [Axis]: Creative Artists Agency, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.22%	7.11%
Investment, Identifier [Axis]: Creek Parent, Inc. and Creek Feeder, L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 21,965,800	$ 21,965,800
Investment, Identifier [Axis]: Creek Parent, Inc. and Creek Feeder, L.P., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.73%	9.63%
Investment, Identifier [Axis]: Cross Financial Corp., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.47%	7.61%
Investment, Identifier [Axis]: Crown Equipment Corporation, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			6.94%
Investment, Identifier [Axis]: Cube Industrials Buyer, Inc. and Cube Aamp;D Buyer Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			8.13%
Investment, Identifier [Axis]: Curia Global, INC., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			8.44%
Investment, Identifier [Axis]: Curium BidCo S.a r.l., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			7.96%
Investment, Identifier [Axis]: Curium BidCo S.a r.l., First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		6.67%
Investment, Identifier [Axis]: Cyber US Bidco LLC, Cyber Bidco Limited, and Cyber Midco Limited
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 3,082,800
Investment, Identifier [Axis]: Cyber US Bidco LLC, Cyber Bidco Limited, and Cyber Midco Limited, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.69%
Investment, Identifier [Axis]: DCLO 2021-1, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		15.44%
Investment, Identifier [Axis]: DCLO 2022-3, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		15.67%
Investment, Identifier [Axis]: DOXA Insurance Holdings LLC and Rocket Co-Invest, SLP
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 20,115,500	$ 213,500
Investment, Identifier [Axis]: DOXA Insurance Holdings LLC and Rocket Co-Invest, SLP 1
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 213,500	$ 23,318,600
Investment, Identifier [Axis]: DOXA Insurance Holdings LLC and Rocket Co-Invest, SLP, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.19%	9.67%
Investment, Identifier [Axis]: DOXA Insurance Holdings LLC and Rocket Co-Invest, SLP, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		8.17%
Investment, Identifier [Axis]: DP Flores Holdings, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 22,210,700	$ 22,210,700
Investment, Identifier [Axis]: DP Flores Holdings, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		10.22%	10.83%
Investment, Identifier [Axis]: DRSLF 2022-104, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		11.29%	11.92%
Investment, Identifier [Axis]: Da Vinci Purchaser Corp., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			7.86%
Investment, Identifier [Axis]: Databricks, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 19,846,000	$ 721,300
Investment, Identifier [Axis]: Databricks, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.27%	8.81%
Investment, Identifier [Axis]: Davidson Hotel Company LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 3,365,300	$ 2,862,800
Investment, Identifier [Axis]: Davidson Hotel Company LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.72%	9.36%
Investment, Identifier [Axis]: Davidson Hotel Company LLC, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon			9.36%
Investment, Identifier [Axis]: Dayforce, Inc., First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		6.84%
Investment, Identifier [Axis]: Dayforce, Inc., First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon		5.84%
Investment, Identifier [Axis]: Dedomena Bidco Limited
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 395,900
Investment, Identifier [Axis]: Dedomena Bidco Limited, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		9.24%
Investment, Identifier [Axis]: Delta 2 (Lux) Sarl, First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon			6.60%
Investment, Identifier [Axis]: Delta 2 (Lux) Sarl, First lien senior secured loan 3
Schedule of Investments [Line Items]
Coupon			6.33%
Investment, Identifier [Axis]: Demakes Borrower, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments			$ 3,292,700
Investment, Identifier [Axis]: Demakes Borrower, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			10.45%
Investment, Identifier [Axis]: Demakes Enterprises, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		9.67%
Investment, Identifier [Axis]: Denali Intermediate Holdings, Inc. and Denali Parent Holdings, L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 24,496,600
Investment, Identifier [Axis]: Denali Intermediate Holdings, Inc. and Denali Parent Holdings, L.P., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		9.23%
Investment, Identifier [Axis]: Diamond Mezzanine 24 LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 2,550,000	$ 15,000,000
Investment, Identifier [Axis]: Diamond Mezzanine 24 LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.84%	9.59%
Investment, Identifier [Axis]: Diamond Mezzanine 24 LLC, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		8.84%	11.50%
Investment, Identifier [Axis]: Digicert, Inc., Dcert Buyer, Inc., DCert Preferred Holdings, Inc. and Destiny Digital Holdings, L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 4,645,300
Investment, Identifier [Axis]: Digicert, Inc., Dcert Buyer, Inc., DCert Preferred Holdings, Inc. and Destiny Digital Holdings, L.P., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		9.47%
Investment, Identifier [Axis]: Digicert, Inc., Dcert Buyer, Inc., DCert Preferred Holdings, Inc. and Destiny Digital Holdings, L.P., Second lien senior secured loan
Schedule of Investments [Line Items]
Coupon		10.72%
Investment, Identifier [Axis]: Diligent Corporation
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 11,630,800	$ 12,843,000
Investment, Identifier [Axis]: Diligent Corporation, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.82%	10.09%
Investment, Identifier [Axis]: Diligent Corporation, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		8.75%
Investment, Identifier [Axis]: Dino BidCo S.p.A., Senior subordinated loan
Schedule of Investments [Line Items]
Coupon		5.96%
Investment, Identifier [Axis]: Disco Parent, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		7.07%
Investment, Identifier [Axis]: Display Holding Company, Inc., Saldon Holdings, Inc. and Fastsigns Holdings Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 505,800
Investment, Identifier [Axis]: Display Holding Company, Inc., Saldon Holdings, Inc. and Fastsigns Holdings Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		9.07%
Investment, Identifier [Axis]: Dorado Bidco, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 6,609,800	$ 7,510,300
Investment, Identifier [Axis]: Dorado Bidco, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.22%	9.08%
Investment, Identifier [Axis]: Doxim Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 5,168,900
Investment, Identifier [Axis]: Doxim Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		10.22%
Investment, Identifier [Axis]: DriveCentric Holdings, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 13,632,300	$ 2,346,300
Investment, Identifier [Axis]: DriveCentric Holdings, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.18%
Investment, Identifier [Axis]: Drogon Bidco Inc. amp; Drogon Aggregator LP
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 14,069,200	$ 16,519,300
Investment, Identifier [Axis]: Drogon Bidco Inc. amp; Drogon Aggregator LP, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.47%	9.36%
Investment, Identifier [Axis]: Dun amp; Bradstreet Corporation, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			6.59%
Investment, Identifier [Axis]: Duraserv LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 16,188,200	$ 8,426,800
Investment, Identifier [Axis]: Duraserv LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.48%	8.90%
Investment, Identifier [Axis]: Duraserv LLC, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		8.57%
Investment, Identifier [Axis]: Dynamo US Bidco Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		7.09%	8.26%
Investment, Identifier [Axis]: Dynasty Acquisition Co., Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			6.61%
Investment, Identifier [Axis]: EC Partners Spanish BidCo, S.L.U.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 978,400
Investment, Identifier [Axis]: EC Partners Spanish BidCo, S.L.U., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		7.85%
Investment, Identifier [Axis]: ECi Macola/MAX Holding, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.42%
Investment, Identifier [Axis]: EFS Cogen Holdings I LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.67%	8.11%
Investment, Identifier [Axis]: ELM DebtCo, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 1,590,100
Investment, Identifier [Axis]: ELM DebtCo, LLC , First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.42%
Investment, Identifier [Axis]: ELM12 2021-5, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		9.80%	10.47%
Investment, Identifier [Axis]: ELM24 2023-3, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		8.98%	9.55%
Investment, Identifier [Axis]: ELM27 2024-3, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		10.13%	10.88%
Investment, Identifier [Axis]: ELM29 2024-5, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		10.28%	11.02%
Investment, Identifier [Axis]: ELM30 2024-6, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		9.13%	10.55%
Investment, Identifier [Axis]: ELM32 2024-8, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		11.65%	12.42%
Investment, Identifier [Axis]: ELM35 2024-11, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		11.18%	11.20%
Investment, Identifier [Axis]: ELM37 2024-13, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon			9.11%
Investment, Identifier [Axis]: ELM38 2025-1, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		8.36%
Investment, Identifier [Axis]: ELM39 2025-2, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		8.28%
Investment, Identifier [Axis]: ELM40 2025-3, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		9.13%
Investment, Identifier [Axis]: ELM42 2025-5, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		10.78%
Investment, Identifier [Axis]: ELM44 2025-7, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		10.50%
Investment, Identifier [Axis]: ELMW1 2019-1, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon			8.37%
Investment, Identifier [Axis]: ELMW2 2019-2, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		9.63%
Investment, Identifier [Axis]: ELMW4 2020-1, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		10.03%	10.78%
Investment, Identifier [Axis]: ELMW8 2021-1, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon			10.87%
Investment, Identifier [Axis]: EMB Purchaser, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 35,636,400
Investment, Identifier [Axis]: EMB Purchaser, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.25%
Investment, Identifier [Axis]: ESHA Intermediate, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 5,129,400
Investment, Identifier [Axis]: ESHA Intermediate, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.44%
Investment, Identifier [Axis]: Eagle Parent Corp., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		7.92%	8.58%
Investment, Identifier [Axis]: Echo Purchaser, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 3,977,300	$ 6,045,500
Investment, Identifier [Axis]: Echo Purchaser, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		9.22%	9.86%
Investment, Identifier [Axis]: Echo Purchaser, Inc., First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon			12.00%
Investment, Identifier [Axis]: Eclipse Topco, Inc., Eclipse Investor Parent, L.P. and Eclipse Buyer, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 30,382,500	$ 30,382,500
Investment, Identifier [Axis]: Eclipse Topco, Inc., Eclipse Investor Parent, L.P. and Eclipse Buyer, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.25%	9.26%
Investment, Identifier [Axis]: Edition Holdings, Inc. and Enverus, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 35,017,300
Investment, Identifier [Axis]: Edition Holdings, Inc. and Enverus, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.20%
Investment, Identifier [Axis]: Edmunds Govtech, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 3,367,700	$ 3,923,000
Investment, Identifier [Axis]: Edmunds Govtech, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.42%	9.33%
Investment, Identifier [Axis]: Edmunds Govtech, Inc., First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		7.42%
Investment, Identifier [Axis]: Einstein Parent, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 1,719,900
Investment, Identifier [Axis]: Einstein Parent, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		10.36%
Investment, Identifier [Axis]: Electron Bidco Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.22%	7.11%
Investment, Identifier [Axis]: Elliott Davis Advisory, LLC and Elliott Davis Advisory HoldCo, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 9,091,400
Investment, Identifier [Axis]: Elliott Davis Advisory, LLC and Elliott Davis Advisory HoldCo, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.87%
Investment, Identifier [Axis]: Elliott Davis Advisory, LLC and Elliott Davis Advisory HoldCo, LLC, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		8.73%
Investment, Identifier [Axis]: Emerald Debt Merger Sub LLC, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		6.12%	6.93%
Investment, Identifier [Axis]: Emerald Debt Merger Sub LLC, First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon		6.07%	6.83%
Investment, Identifier [Axis]: Empower Payments Investor, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 2,863,700	$ 2,674,400
Investment, Identifier [Axis]: Empower Payments Investor, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			8.86%
Investment, Identifier [Axis]: Empower Payments Investor, LLC, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		8.23%
Investment, Identifier [Axis]: Empower Payments Investor, LLC, First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon		8.62%
Investment, Identifier [Axis]: Endeavor Bidco LLC and Endeavor TopCo, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		7.92%	8.58%
Investment, Identifier [Axis]: Endeavor Group Holdings, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.72%
Investment, Identifier [Axis]: Endurance PT Technology Buyer Corporation and Endurance PT Technology Holdings LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 3,519,200
Investment, Identifier [Axis]: Endurance PT Technology Buyer Corporation and Endurance PT Technology Holdings LLC , First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		10.17%
Investment, Identifier [Axis]: Endurance PT Technology Buyer Corporation and Endurance PT Technology Holdings LLC , First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		10.17%
Investment, Identifier [Axis]: Ensemble RCM, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.84%	7.59%
Investment, Identifier [Axis]: Ensono, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		7.83%
Investment, Identifier [Axis]: Entrata Inc, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.72%
Investment, Identifier [Axis]: Envisage Management Ltd
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 2,918,300	$ 3,475,300
Investment, Identifier [Axis]: Envisage Management Ltd, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			9.74%
Investment, Identifier [Axis]: Envisage Management Ltd, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		10.96%	12.22%
Investment, Identifier [Axis]: Envisage Management Ltd, First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon		10.24%
Investment, Identifier [Axis]: Epicor Software Corporation, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.22%	7.11%
Investment, Identifier [Axis]: Equinox Holdings, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			12.58%
Investment, Identifier [Axis]: Equinox Holdings, Inc., Second lien senior secured loan
Schedule of Investments [Line Items]
Coupon		16.00%	16.00%
Investment, Identifier [Axis]: Eternal Aus Bidco Pty Ltd
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 507,400	$ 919,800
Investment, Identifier [Axis]: Eternal Aus Bidco Pty Ltd, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.71%	10.72%
Investment, Identifier [Axis]: Euribor
Schedule of Investments [Line Items]
Coupon		0.021%
Investment, Identifier [Axis]: Excel Fitness Consolidator LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments			$ 1,068,600
Investment, Identifier [Axis]: Excel Fitness Consolidator LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			9.83%
Investment, Identifier [Axis]: Excel Fitness Consolidator LLC, Health Buyer LLC and Excel Fitness Holdings, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 1,443,300
Investment, Identifier [Axis]: Excel Fitness Consolidator LLC, Health Buyer LLC and Excel Fitness Holdings, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.42%
Investment, Identifier [Axis]: Excel Fitness Consolidator LLC, Health Buyer LLC and Excel Fitness Holdings, Inc., First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		8.48%
Investment, Identifier [Axis]: Excelitas Technologies Corp.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 32,500,000	$ 32,500,000
Investment, Identifier [Axis]: Excelitas Technologies Corp., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.97%	9.61%
Investment, Identifier [Axis]: Expereo USA, Inc. and Ristretto Bidco B.V.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 15,713,500	$ 19,830,600
Investment, Identifier [Axis]: Expereo USA, Inc. and Ristretto Bidco B.V., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		10.22%	10.40%
Investment, Identifier [Axis]: FCG Acquisitions, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.97%	8.22%
Investment, Identifier [Axis]: FIC Matterhorn CF, LP and FIC Matterhorn CF Feeder, LP
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 9,105,600
Investment, Identifier [Axis]: FL Hawk Intermediate Holdings, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 1,158,700	$ 726,100
Investment, Identifier [Axis]: FL Hawk Intermediate Holdings, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.35%	8.83%
Investment, Identifier [Axis]: FTAI Infrastructure Inc. and FIP RR Holdings LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		7.88%
Investment, Identifier [Axis]: Fertitta Entertainment, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.97%	7.86%
Investment, Identifier [Axis]: Fever Labs, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 17,665,200	$ 14,651,700
Investment, Identifier [Axis]: Fever Labs, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			11.00%
Investment, Identifier [Axis]: Fever Labs, Inc., First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		11.00%
Investment, Identifier [Axis]: Fever Labs, Inc., First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon		10.50%
Investment, Identifier [Axis]: Fever Labs, Inc., First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		11.00%	11.00%
Investment, Identifier [Axis]: Financiere Mendel, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			7.77%
Investment, Identifier [Axis]: Finastra USA, Inc., DH Corporation/Societe DH, and Finastra Europe S.A R.L.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments			$ 2,349,600
Investment, Identifier [Axis]: Finastra USA, Inc., DH Corporation/Societe DH, and Finastra Europe S.A R.L., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		10.97%
Investment, Identifier [Axis]: Firebird Acquisition Corp, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 8,579,600
Investment, Identifier [Axis]: Firebird Acquisition Corp, Inc., First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		8.84%
Investment, Identifier [Axis]: Firebird Acquisition Corp, Inc., First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon		8.34%
Investment, Identifier [Axis]: First Student Bidco Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.17%
Investment, Identifier [Axis]: First Student Bidco Inc., First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon			6.89%
Investment, Identifier [Axis]: First Student Bidco Inc., First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon			6.89%
Investment, Identifier [Axis]: Fitness Ventures Holdings Inc. and Meaningful Partners Fitness Ventures Co Investment LP, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.99%
Investment, Identifier [Axis]: Fitness Ventures Holdings Inc. and Meaningful Partners Fitness Ventures Co Investment LP, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		7.73%
Investment, Identifier [Axis]: Fitness Ventures Holdings, Inc. and Meaningful Partners Fitness Ventures Co-Investment LP
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 9,160,900	$ 19,675,900
Investment, Identifier [Axis]: Fitness Ventures Holdings, Inc. and Meaningful Partners Fitness Ventures Co-Investment LP, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			9.86%
Investment, Identifier [Axis]: Fitness Ventures Holdings, Inc. and Meaningful Partners Fitness Ventures Co-Investment LP, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon			8.36%
Investment, Identifier [Axis]: Flexera Software LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 1,737,400
Investment, Identifier [Axis]: Flexera Software LLC, First lien senior secured loan one
Schedule of Investments [Line Items]
Coupon		8.47%
Investment, Identifier [Axis]: Flexera Software LLC, First lien senior secured loan two
Schedule of Investments [Line Items]
Coupon		6.43%
Investment, Identifier [Axis]: Flexsys Cayman Holdings, LP, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		9.97%
Investment, Identifier [Axis]: Flexsys Cayman Holdings, LP, First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon		9.08%
Investment, Identifier [Axis]: Flexsys Holdings, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			9.84%
Investment, Identifier [Axis]: Flint OpCo, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 8,670,800	$ 4,020,500
Investment, Identifier [Axis]: Flint OpCo, LLC First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.58%
Investment, Identifier [Axis]: Flint OpCo, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			9.11%
Investment, Identifier [Axis]: FlyWheel Acquireco, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 1,446,400	$ 535,700
Investment, Identifier [Axis]: FlyWheel Acquireco, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		10.22%	10.86%
Investment, Identifier [Axis]: FlyWheel Acquireco, Inc., First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		10.22%	10.86%
Investment, Identifier [Axis]: Focus Financial Partners, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments			$ 3,394,500
Investment, Identifier [Axis]: Focus Financial Partners, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.22%	7.61%
Investment, Identifier [Axis]: Forward Keystone Holdings, LP
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 7,017,800
Investment, Identifier [Axis]: Forward Keystone Holdings, LP, Senior subordinated loan
Schedule of Investments [Line Items]
Coupon		15.00%
Investment, Identifier [Axis]: Forza Insurance Holdings, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		9.42%
Investment, Identifier [Axis]: Fossil Group, Inc., Fossil Partners, L.P., and Fossil Canada Inc., First lien senior secured revolving loan
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 19,510,900
Coupon		9.04%
Investment, Identifier [Axis]: Freeport LNG investments, LLLP, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		7.15%	7.88%
Investment, Identifier [Axis]: Freeport LNG investments, LLLP, First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon		7.12%	8.38%
Investment, Identifier [Axis]: Froneri International Limited, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		6.12%
Investment, Identifier [Axis]: Froneri International Limited, First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon		4.87%
Investment, Identifier [Axis]: Frontline Road Safety Operations, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 15,656,600
Investment, Identifier [Axis]: Frontline Road Safety Operations, LLC, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		8.72%
Investment, Identifier [Axis]: Frontline Road Safety Operations, LLC, First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon		8.72%
Investment, Identifier [Axis]: G702 Buyer, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 1,890,500
Investment, Identifier [Axis]: G702 Buyer, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.42%
Investment, Identifier [Axis]: GAPCO AIV Interholdco (CP), L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 12,889,900
Investment, Identifier [Axis]: GAPCO AIV Interholdco (CP), L.P., Senior subordinated loan
Schedule of Investments [Line Items]
Coupon		10.42%
Investment, Identifier [Axis]: GC Waves Holdings, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 10,591,100	$ 16,548,100
Investment, Identifier [Axis]: GC Waves Holdings, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.22%	9.21%
Investment, Identifier [Axis]: GCBSL 2022-60, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		9.86%	10.63%
Investment, Identifier [Axis]: GCBSL 2024-77, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		8.71%	9.20%
Investment, Identifier [Axis]: GCBSL 2025-79, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		8.53%
Investment, Identifier [Axis]: GCBSL 2025-82, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		8.72%
Investment, Identifier [Axis]: GCM HVAC Holdco, LLC and GCM HVAC Topco, LLC, Private asset backed investment
Schedule of Investments [Line Items]
Coupon			14.00%
Investment, Identifier [Axis]: GFL Environmental Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.27%	6.61%
Investment, Identifier [Axis]: GHP-VGS Purchaser LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 8,554,000
Investment, Identifier [Axis]: GHP-VGS Purchaser LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.59%
Investment, Identifier [Axis]: GLM 2022-12, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		9.58%	10.32%
Investment, Identifier [Axis]: GMF Parent, Inc. and GMF Group Holdings, LP
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 10,390,400
Investment, Identifier [Axis]: GMF Parent, Inc. and GMF Group Holdings, LP, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.20%
Investment, Identifier [Axis]: GNRT 2, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon			11.98%
Investment, Identifier [Axis]: GNRT 2022-10, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon			12.70%
Investment, Identifier [Axis]: GNRT 2023-11, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon			12.14%
Investment, Identifier [Axis]: GNRT 2023-12, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		7.91%
Investment, Identifier [Axis]: GNRT 2024-15, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon			11.32%
Investment, Identifier [Axis]: GNRT 2024-18, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon			12.60%
Investment, Identifier [Axis]: GNRT 2024-20, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		13.93%	12.30%
Investment, Identifier [Axis]: GNRT 4, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon			11.52%
Investment, Identifier [Axis]: GNRT 6, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon			11.79%
Investment, Identifier [Axis]: GNRT 9, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		10.23%	10.82%
Investment, Identifier [Axis]: GOCAP 2024-71, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		8.96%	9.62%
Investment, Identifier [Axis]: GS SEER Group Borrower LLC and GS SEER Group Holdings LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 1,377,000	$ 3,082,900
Investment, Identifier [Axis]: GS SEER Group Borrower LLC and GS SEER Group Holdings LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		10.42%	11.08%
Investment, Identifier [Axis]: GS SEER Group Borrower LLC and GS SEER Group Holdings LLC, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		10.52%
Investment, Identifier [Axis]: GSM Rights Fund II LP
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 9,244,700
Investment, Identifier [Axis]: GSV Purchaser, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 23,952,700	$ 28,221,500
Investment, Identifier [Axis]: GSV Purchaser, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.28%	9.30%
Investment, Identifier [Axis]: GTCR Everest Borrower, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 1,659,600	$ 1,659,600
Investment, Identifier [Axis]: GTCR F Buyer Corp. and GTCR (D) Investors LP
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 3,235,600	23,100
Investment, Identifier [Axis]: GTCR F Buyer Corp. and GTCR (D) Investors LP , First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		8.73%
Investment, Identifier [Axis]: GTCR F Buyer Corp. and GTCR (D) Investors LP 1
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 21,300	$ 5,837,500
Investment, Identifier [Axis]: GTCR F Buyer Corp. and GTCR (D) Investors LP, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.67%	9.33%
Investment, Identifier [Axis]: Gainwell Acquisition Corp., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		7.77%	8.43%
Investment, Identifier [Axis]: Gates Global LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			6.11%
Investment, Identifier [Axis]: Gen II Fund Services, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.42%
Investment, Identifier [Axis]: Gen II Fund Services, LLC,First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			7.08%
Investment, Identifier [Axis]: Generator Buyer, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments			$ 2,553,000
Investment, Identifier [Axis]: Generator US Buyer, Inc. and Total Power Limited
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 5,462,800
Investment, Identifier [Axis]: Generator US Buyer, Inc. and Total Power Limited, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		6.76%
Investment, Identifier [Axis]: Generator US Buyer, Inc. and Total Power Limited, First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon		8.17%
Investment, Identifier [Axis]: Generator US Buyer, Inc., First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon			8.42%
Investment, Identifier [Axis]: Generator US Buyer, Inc., First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon			9.58%
Investment, Identifier [Axis]: Generator US Buyer, Inc., First lien senior secured loan 3
Schedule of Investments [Line Items]
Coupon			8.70%
Investment, Identifier [Axis]: Genesys Cloud Services Holdings I, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			7.36%
Investment, Identifier [Axis]: Gestion ABS Bidco Inc. / ABS Bidco Holdings Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 8,216,000	$ 8,216,800
Investment, Identifier [Axis]: Gestion ABS Bidco Inc. / ABS Bidco Holdings Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		7.25%	8.54%
Investment, Identifier [Axis]: Gestion ABS Bidco Inc. / ABS Bidco Holdings Inc., First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		7.27%
Investment, Identifier [Axis]: Global Medical Response, Inc. and GMR Buyer Corp., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		7.38%
Investment, Identifier [Axis]: Global Music Rights, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 13,645,800	$ 12,281,200
Investment, Identifier [Axis]: Global Music Rights, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.17%	9.10%
Investment, Identifier [Axis]: Global Music Rights, LLC, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon			9.10%
Investment, Identifier [Axis]: Golden State Foods LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		7.67%	8.77%
Investment, Identifier [Axis]: Goldeneye Parent, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 2,778,900
Investment, Identifier [Axis]: Goldeneye Parent, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.47%
Investment, Identifier [Axis]: Goosehead Insurance Holdings, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			7.83%
Investment, Identifier [Axis]: Grant Thornton Advisors LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.47%
Investment, Identifier [Axis]: Grant Thornton Advisors LLC, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon			7.61%
Investment, Identifier [Axis]: Grant Thornton Advisors LLC, First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon			7.36%
Investment, Identifier [Axis]: Green Infrastructure Partners Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.42%
Investment, Identifier [Axis]: Grifols Worldwide Operations USA, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			6.74%
Investment, Identifier [Axis]: Grit Buyer, Inc. and Integrum Grit Co-Invest LP
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 24,969,700
Investment, Identifier [Axis]: Grit Buyer, Inc. and Integrum Grit Co-Invest LP 1
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 2,466,300
Investment, Identifier [Axis]: Grit Buyer, Inc. and Integrum Grit Co-Invest LP, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.37%
Investment, Identifier [Axis]: GroundWorks, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.93%
Investment, Identifier [Axis]: Guidepoint Security Holdings, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 4,729,100	$ 2,659,500
Investment, Identifier [Axis]: Guidepoint Security Holdings, LLC, First lien senior secured loa
Schedule of Investments [Line Items]
Coupon		8.97%
Investment, Identifier [Axis]: Guidepoint Security Holdings, LLC, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon			10.36%
Investment, Identifier [Axis]: Guidepoint Security Holdings, LLC, First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon			10.36%
Investment, Identifier [Axis]: Gula Buyer Inc. and Gula Co-Invest II, L.P., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.27%
Investment, Identifier [Axis]: Gula Buyer Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			9.55%
Investment, Identifier [Axis]: HAMLN 2024-1, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		9.28%	9.96%
Investment, Identifier [Axis]: HBH Buyer, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 13,414,000
Investment, Identifier [Axis]: HBH Buyer, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.92%
Investment, Identifier [Axis]: HBH Buyer, LLC, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		7.17%
Investment, Identifier [Axis]: HGC Holdings, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 21,062,100
Investment, Identifier [Axis]: HGC Holdings, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.24%
Investment, Identifier [Axis]: HIG Finance 2 Limited, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.49%	7.86%
Investment, Identifier [Axis]: HIG Finance 2 Limited, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		6.47%
Investment, Identifier [Axis]: HIGPK 2025-1, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		8.77%
Investment, Identifier [Axis]: HP RSS Buyer, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 12,024,400	$ 4,279,000
Investment, Identifier [Axis]: HP RSS Buyer, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			9.33%
Investment, Identifier [Axis]: HP RSS Buyer, Inc., First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		8.42%	9.08%
Investment, Identifier [Axis]: HP RSS Buyer, Inc., First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon		8.67%
Investment, Identifier [Axis]: HPCC Parent, Inc. and Patriot Container Corp.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 5,145,700	$ 6,155,100
Investment, Identifier [Axis]: HPCC Parent, Inc. and Patriot Container Corp., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		13.00%	13.00%
Investment, Identifier [Axis]: HPPK 2024-1, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		13.51%
Investment, Identifier [Axis]: HS Purchaser, LLC, and Help/Systems Holdings, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		10.37%
Investment, Identifier [Axis]: HV Chimera LLC, Private asset-backed investment
Schedule of Investments [Line Items]
Coupon			7.33%
Investment, Identifier [Axis]: Hakken Midco B.V.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 921,300	$ 812,500
Investment, Identifier [Axis]: Hakken Midco B.V., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		9.30%	10.80%
Investment, Identifier [Axis]: Hamilton Projects Acquiror, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.22%
Investment, Identifier [Axis]: Hamilton Projects Acquiror, LLC, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon			8.11%
Investment, Identifier [Axis]: Hamilton Projects Acquiror, LLC, First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon			7.33%
Investment, Identifier [Axis]: Hanger, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments			$ 7,564,000
Investment, Identifier [Axis]: Hanger, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			7.86%
Investment, Identifier [Axis]: Harbourvest Global Private Equity Limited
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 34,125,000	$ 39,000,000
Investment, Identifier [Axis]: Harbourvest Global Private Equity Limited, Private asset-backed investment
Schedule of Investments [Line Items]
Coupon		7.65%	7.97%
Investment, Identifier [Axis]: Harvey Tool Company, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.90%
Investment, Identifier [Axis]: Helios Service Partners, LLC and Astra Service Partners, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 8,961,100	$ 5,632,200
Investment, Identifier [Axis]: Helios Service Partners, LLC and Astra Service Partners, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.34%
Investment, Identifier [Axis]: Helios Service Partners, LLC and Astra Service Partners, LLC, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon			9.60%
Investment, Identifier [Axis]: Helios Service Partners, LLC and Astra Service Partners, LLC, First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon			10.87%
Investment, Identifier [Axis]: Helix Acquisition Holdings, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		10.82%	11.46%
Investment, Identifier [Axis]: Hellman amp; Friedman Capital Partners VIII, L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 214,400
Investment, Identifier [Axis]: HgCapital 8 A L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		55,600
Investment, Identifier [Axis]: Higginbotham Insurance Agency, Inc. and HIG Intermediate, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 2,089,800	$ 3,277,700
Investment, Identifier [Axis]: Higginbotham Insurance Agency, Inc. and HIG Intermediate, Inc., First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon			8.86%
Investment, Identifier [Axis]: Higginbotham Insurance Agency, Inc. and HIG Intermediate, Inc., First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon			9.11%
Investment, Identifier [Axis]: Higginbotham Insurance Agency, Inc., HIG Operations Holdings, Inc., and HIG Intermediate, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.22%
Investment, Identifier [Axis]: Higginbotham Insurance Agency, Inc., HIG Operations Holdings, Inc., and HIG Intermediate, Inc., Series A preferred shares
Schedule of Investments [Line Items]
Coupon		10.50%
Investment, Identifier [Axis]: High Street Buyer, Inc. and High Street Holdco LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 39,661,600
Investment, Identifier [Axis]: High Street Buyer, Inc. and High Street Holdco LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.17%
Investment, Identifier [Axis]: HighPeak Energy, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		11.32%	11.98%
Investment, Identifier [Axis]: HighTower Holding, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.65%	8.07%
Investment, Identifier [Axis]: Highline Aftermarket Acquisition, LLC, Highline Aftermarket SC Acquisition, Inc. and Highline PPC Blocker LLC , First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		7.32%
Investment, Identifier [Axis]: Hills Distribution, Inc., Hills Intermediate FT Holdings, LLC and GMP Hills, LP
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 7,736,500	$ 255,900
Investment, Identifier [Axis]: Hills Distribution, Inc., Hills Intermediate FT Holdings, LLC and GMP Hills, LP, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		9.24%	10.39%
Investment, Identifier [Axis]: Hills Distribution, Inc., Hills Intermediate FT Holdings, LLC and GMP Hills, LP, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		7.75%	8.90%
Investment, Identifier [Axis]: Himalaya TopCo LLC and BCPE Hyperlink Holdings, LP
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 67,270,600
Investment, Identifier [Axis]: Himalaya TopCo LLC and BCPE Hyperlink Holdings, LP, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.72%
Investment, Identifier [Axis]: Horizon Avionics Buyer, LLC and Horizon CTS Buyer, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 22,784,700
Investment, Identifier [Axis]: Horizon Avionics Buyer, LLC and Horizon CTS Buyer, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.42%
Investment, Identifier [Axis]: Horizon Avionics Buyer, LLC and Horizon CTS Buyer, LLC, First lien senior secured revolving loan 1
Schedule of Investments [Line Items]
Coupon		8.17%
Investment, Identifier [Axis]: Horizon Avionics Buyer, LLC and Horizon CTS Buyer, LLC, First lien senior secured revolving loan 2
Schedule of Investments [Line Items]
Coupon		10.25%
Investment, Identifier [Axis]: Horizon US Finco, L.P., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			9.08%
Investment, Identifier [Axis]: HuFriedy Group Acquisition LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 17,412,700	$ 7,778,700
Investment, Identifier [Axis]: HuFriedy Group Acquisition LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			9.99%
Investment, Identifier [Axis]: HuFriedy Group Acquisition LLC, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		9.30%
Investment, Identifier [Axis]: HuFriedy Group Acquisition LLC, First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon		9.26%
Investment, Identifier [Axis]: Hub International Limited, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.12%	7.37%
Investment, Identifier [Axis]: Husky Injection Molding Systems Ltd., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			8.78%
Investment, Identifier [Axis]: Hyland Software, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 1,102,900	$ 1,044,100
Investment, Identifier [Axis]: Hyland Software, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.67%	10.36%
Investment, Identifier [Axis]: Hyperion Refinance S.a.r.l., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			7.36%
Investment, Identifier [Axis]: ID.me, LLC and ID.me, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 15,358,300
Investment, Identifier [Axis]: ID.me, LLC and ID.me, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		10.25%
Investment, Identifier [Axis]: IFH Franchisee Holdings, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 16,319,700	$ 16,319,700
Investment, Identifier [Axis]: IFH Franchisee Holdings, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		9.37%	10.12%
Investment, Identifier [Axis]: IFH Franchisee Holdings, LLC, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		7.87%	8.37%
Investment, Identifier [Axis]: IGEA BIDCO S.P.A
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments			$ 904,000
Investment, Identifier [Axis]: IGEA Bidco S.P.A., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			9.93%
Investment, Identifier [Axis]: INNIO Group Holding GmbH , First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.13%
Investment, Identifier [Axis]: INVCO 2023-2, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		11.75%
Investment, Identifier [Axis]: IRB Holding Corp., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.22%	6.98%
Investment, Identifier [Axis]: ISolved, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			7.61%
Investment, Identifier [Axis]: Icefall Parent, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 735,500	$ 735,500
Investment, Identifier [Axis]: Icefall Parent, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.17%	10.86%
Investment, Identifier [Axis]: Icon Parent I Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.44%
Investment, Identifier [Axis]: Idemia Group S.A.S., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		7.35%	8.58%
Investment, Identifier [Axis]: Idera, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			8.07%
Investment, Identifier [Axis]: Igea Bidco S.p.A.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 1,742,800
Investment, Identifier [Axis]: Igea Bidco S.p.A. and Masco Group S.p.A. , First lien senior secured notes 1
Schedule of Investments [Line Items]
Coupon		8.73%
Investment, Identifier [Axis]: Igea Bidco S.p.A. and Masco Group S.p.A. , First lien senior secured notes 2
Schedule of Investments [Line Items]
Coupon		8.73%
Investment, Identifier [Axis]: Imprivata, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.67%	8.09%
Investment, Identifier [Axis]: Indigo Acquisition B.V.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments			$ 538,700
Investment, Identifier [Axis]: Indigo Acquisition B.V., First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon			9.06%
Investment, Identifier [Axis]: Indigo Acquisition B.V., First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon			10.68%
Investment, Identifier [Axis]: Infinity Home Services HoldCo, Inc., Damp;S Amalco and IHS Parent Holdings, L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 12,616,500	$ 17,404,900
Investment, Identifier [Axis]: Infinity Home Services HoldCo, Inc., Damp;S Amalco and IHS Parent Holdings, L.P., First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		9.67%	9.83%
Investment, Identifier [Axis]: Infinity Home Services HoldCo, Inc., Damp;S Amalco and IHS Parent Holdings, L.P., First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon		9.17%	8.83%
Investment, Identifier [Axis]: Infinity Home Services HoldCo, Inc., Damp;S Amalco and IHS Parent Holdings, L.P., First lien senior secured loan 3
Schedule of Investments [Line Items]
Coupon		8.26%	9.58%
Investment, Identifier [Axis]: Infinity Home Services HoldCo, Inc., Damp;S Amalco and IHS Parent Holdings, L.P., First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon			12.00%
Investment, Identifier [Axis]: Infoblox Inc, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.59%
Investment, Identifier [Axis]: Inmar, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			9.36%
Investment, Identifier [Axis]: Insight Venture Partners (Cayman) VII, LP
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 9,400
Investment, Identifier [Axis]: Insight Venture Partners (Delaware) VIII, LP
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		137,200
Investment, Identifier [Axis]: Insight Venture Partners Coinvestment Fund II, LP
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		0
Investment, Identifier [Axis]: Instructure Holdings, INC, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon			7.52%
Investment, Identifier [Axis]: Instructure Holdings, INC., First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon			9.52%
Investment, Identifier [Axis]: Inszone Mid, LLC and INSZ Holdings, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		78,458,500
Investment, Identifier [Axis]: Internet Truckstop Group LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 1,990,000	$ 1,990,000
Investment, Identifier [Axis]: Internet Truckstop Group LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		9.07%	10.48%
Investment, Identifier [Axis]: Intero Integrity Services Group B.V.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 919,700
Investment, Identifier [Axis]: Intero Integrity Services Group B.V., First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		9.27%
Investment, Identifier [Axis]: Intero Integrity Services Group B.V., First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon		10.92%
Investment, Identifier [Axis]: Intero Integrity Services Group B.V., First lien senior secured loan 3
Schedule of Investments [Line Items]
Coupon		8.72%
Investment, Identifier [Axis]: Iron Mountain Information Management, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			6.36%
Investment, Identifier [Axis]: Isthmus Capital LLC, Private asset-backed investment 1
Schedule of Investments [Line Items]
Coupon		9.50%	9.50%
Investment, Identifier [Axis]: Ivanti Security Holdings LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		9.64%
Investment, Identifier [Axis]: JAMS Holdings LP and Jams Buyer LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 6,884,900
Investment, Identifier [Axis]: JAMS Holdings LP and Jams Buyer LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		9.17%
Investment, Identifier [Axis]: JSG II, Inc. and Checkers USA, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 1,186,900
Investment, Identifier [Axis]: JSG II, Inc. and Checkers USA, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.23%
Investment, Identifier [Axis]: Jefferies Finance LLC,First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			7.36%
Investment, Identifier [Axis]: Jeppesen Holdings, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 997,300
Investment, Identifier [Axis]: Jeppesen Holdings, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.59%
Investment, Identifier [Axis]: John Bean Technologies Corporation, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			6.58%
Investment, Identifier [Axis]: Johnstone Supply, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			6.88%
Investment, Identifier [Axis]: Jones Fish Hatcheries amp; Distributors, LLC and Pond Management Group Holdings, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 14,216,300
Investment, Identifier [Axis]: Jones Fish Hatcheries amp; Distributors, LLC and Pond Management Group Holdings, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.13%
Investment, Identifier [Axis]: KKR 2024-53, Collaterized loan obligation 1
Schedule of Investments [Line Items]
Coupon		10.40%	12.70%
Investment, Identifier [Axis]: KKR 2024-53, Collaterized loan obligation 2
Schedule of Investments [Line Items]
Coupon		10.98%	11.02%
Investment, Identifier [Axis]: KKR 2024-56, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		13.56%
Investment, Identifier [Axis]: KKR 48, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon			8.92%
Investment, Identifier [Axis]: KKR Apple Bidco, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.22%
Investment, Identifier [Axis]: KKR North America Fund XI, L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 0
Investment, Identifier [Axis]: KLLM 2, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		11.21%
Investment, Identifier [Axis]: KLLM 2022-10, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		8.76%
Investment, Identifier [Axis]: KLLM 2024-15, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		10.58%
Investment, Identifier [Axis]: KLLM 2024-17, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		10.01%
Investment, Identifier [Axis]: KLLM 2024-18, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		13.46%
Investment, Identifier [Axis]: KLLM 6, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		11.11%
Investment, Identifier [Axis]: KPS Global LLC and Cool Group LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 3,073,600	$ 3,073,600
Investment, Identifier [Axis]: KPS Global LLC and Cool Group LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.42%	9.11%
Investment, Identifier [Axis]: KUEHG Corp, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			7.84%
Investment, Identifier [Axis]: Kairos Bidco Limited
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 2,826,500
Investment, Identifier [Axis]: Kairos Bidco Limited, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.42%
Investment, Identifier [Axis]: Kairos Bidco Limited, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		8.42%
Investment, Identifier [Axis]: Kaman Corporation, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			7.83%
Investment, Identifier [Axis]: Kaseya Inc. and Knockout Intermediate Holdings I Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.72%
Investment, Identifier [Axis]: Kaseya Inc. and Knockout Intermediate Holdings I Inc., Second lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.72%
Investment, Identifier [Axis]: Kelso Investment Associates IX, L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 691,300
Investment, Identifier [Axis]: Kestra Advisor Services Holdings A, Inc.,First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			7.33%
Investment, Identifier [Axis]: Keystone Agency Partners LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments			$ 3,310,700
Investment, Identifier [Axis]: Keystone Agency Partners LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			9.33%
Investment, Identifier [Axis]: Keystone Agency Partners LLC, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon			9.33%
Investment, Identifier [Axis]: King Risk Partners, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 6,004,400
Investment, Identifier [Axis]: King Risk Partners, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.22%
Investment, Identifier [Axis]: Kings Buyer, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 1,552,600	$ 1,147,000
Investment, Identifier [Axis]: Kings Buyer, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		9.35%	9.68%
Investment, Identifier [Axis]: Kings Buyer, LLC, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		11.00%	11.50%
Investment, Identifier [Axis]: Knight AcquireCo, LLC and Knight Holdings, LP
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 26,636,900
Investment, Identifier [Axis]: Knight AcquireCo, LLC and Knight Holdings, LP, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.37%
Investment, Identifier [Axis]: Koala Investment Holdings, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 7,218,800
Investment, Identifier [Axis]: Koala Investment Holdings, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.17%
Investment, Identifier [Axis]: Kodiak BP, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			8.27%
Investment, Identifier [Axis]: Kohlberg Private Credit Investors Rated Feeder-L, L.L.C.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 7,436,700
Investment, Identifier [Axis]: Kohlberg Private Credit Investors Rated Feeder-L, L.L.C., Senior subordinated loan
Schedule of Investments [Line Items]
Coupon		13.02%
Investment, Identifier [Axis]: LABL, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.94%	9.46%
Investment, Identifier [Axis]: LBC Woodlands Purchaser LLC and LBC Woodlands Holdings LP
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 12,752,000	$ 13,171,400
Investment, Identifier [Axis]: LBC Woodlands Purchaser LLC and LBC Woodlands Holdings LP, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.84%	10.09%
Investment, Identifier [Axis]: LBC Woodlands Purchaser LLC and LBC Woodlands Holdings LP, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		8.72%
Investment, Identifier [Axis]: LBM Acquisition LLC, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon			8.21%
Investment, Identifier [Axis]: LBM Acquisition LLC, First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon			8.30%
Investment, Identifier [Axis]: LHS Borrower, LLC, LH Equity Investors, L.P., Leaf Home, LLC and GC Fund IV Blocker LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 5,908,000
Investment, Identifier [Axis]: LHS Borrower, LLC, LH Equity Investors, L.P., Leaf Home, LLC and GC Fund IV Blocker LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.97%
Investment, Identifier [Axis]: LHS Borrower, LLC, LH Equity Investors, L.P., Leaf Home, LLC and GC Fund IV Blocker LLC, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		11.00%
Investment, Identifier [Axis]: LS Group Opco Acquisition LLC (LS Group PropCo Acquisition LLC), First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			7.36%
Investment, Identifier [Axis]: LTI Holdings, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			9.11%
Investment, Identifier [Axis]: Lackawanna Energy Center LLC ,First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			8.61%
Investment, Identifier [Axis]: Lakehouse Buyer Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 49,270,000
Investment, Identifier [Axis]: League One Volleyball Clubs, LLC and League One Volleyball, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 1,700
Investment, Identifier [Axis]: League One Volleyball Clubs, LLC and League One Volleyball, Inc., First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		10.18%
Investment, Identifier [Axis]: League One Volleyball Clubs, LLC and League One Volleyball, Inc., First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon		12.25%
Investment, Identifier [Axis]: Learning Care Group (US) No. 2 Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			8.59%
Investment, Identifier [Axis]: Legends Hospitality Holding Company, LLC and ASM Buyer, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments			$ 3,997,100
Investment, Identifier [Axis]: Legends Hospitality Holding Company, LLC and ASM Buyer, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			10.02%
Investment, Identifier [Axis]: Legends Hospitality Holding Company, LLC and ASM Buyer, Inc., First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon			9.41%
Investment, Identifier [Axis]: Legends Hospitality Holding Company, LLC and Stadium Coinvest (B)-III, L.P., First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		9.23%
Investment, Identifier [Axis]: Legends Hospitality Holding Company, LLC and Stadium Coinvest (B)-III, L.P., First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon		8.73%
Investment, Identifier [Axis]: Legends Hospitality Holding Company, LLC and Stadium Coinvest (B)-III, L.P., First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		8.73%
Investment, Identifier [Axis]: Legends Hospitality Holding Company, LLC, Stadium Coinvest (B)-III, L.P. and ASM Buyer, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 1,957,800
Investment, Identifier [Axis]: Leia Finco US LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		7.19%	7.89%
Investment, Identifier [Axis]: Leia Finco US LLC, Second lien senior secured loan
Schedule of Investments [Line Items]
Coupon		9.19%	9.89%
Investment, Identifier [Axis]: Lernen Bidco Limited,First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			8.36%
Investment, Identifier [Axis]: Leviathan Intermediate Holdco, LLC and Leviathan Holdings, L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 182,200	$ 182,200
Investment, Identifier [Axis]: Leviathan Intermediate Holdco, LLC and Leviathan Holdings, L.P., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		9.67%	11.98%
Investment, Identifier [Axis]: Life Time Fitness Inc, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			7.03%
Investment, Identifier [Axis]: Lifepoint Health Inc, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			8.41%
Investment, Identifier [Axis]: Lightbeam Bidco, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 11,181,300	$ 2,150,500
Investment, Identifier [Axis]: Lightbeam Bidco, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			9.33%
Investment, Identifier [Axis]: Lightbeam Bidco, Inc., First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		8.56%
Investment, Identifier [Axis]: Lightbeam Bidco, Inc., First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon		8.84%
Investment, Identifier [Axis]: Lightstone Holdco LLC,First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			10.34%
Investment, Identifier [Axis]: Linden Structured Capital Fund II-A LP
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 806,700	$ 1,102,200
Investment, Identifier [Axis]: LivTech Purchaser, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 2,005,800	$ 5,538,200
Investment, Identifier [Axis]: LivTech Purchaser, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.76%	9.01%
Investment, Identifier [Axis]: Loire UK Midco 3 Limited, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon			8.21%
Investment, Identifier [Axis]: Loire UK Midco 3 Limited, First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon			7.99%
Investment, Identifier [Axis]: Lumen Technologies, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		6.18%
Investment, Identifier [Axis]: Lumen Technologies, First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon		6.18%
Investment, Identifier [Axis]: Lumen Technologies, First lien senior secured loan 3
Schedule of Investments [Line Items]
Coupon		9.72%
Investment, Identifier [Axis]: M6 Etx Holdings II Midco LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			8.96%
Investment, Identifier [Axis]: MAGNE 2019-24, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		10.30%	11.06%
Investment, Identifier [Axis]: MAGNE 2020-28, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		13.81%
Investment, Identifier [Axis]: MAGNE 2022-33, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		9.43%	10.17%
Investment, Identifier [Axis]: MAGNE 2023-34, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		8.40%
Investment, Identifier [Axis]: MAGNE 2023-36, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		8.86%	9.53%
Investment, Identifier [Axis]: MAGNE 2023-39, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		8.76%	9.33%
Investment, Identifier [Axis]: MAGNE 2024-41, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		8.76%	9.21%
Investment, Identifier [Axis]: MAGNE 2024-42, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon			9.31%
Investment, Identifier [Axis]: MAGNE 2024-42, Collaterized loan obligation 1
Schedule of Investments [Line Items]
Coupon		8.86%
Investment, Identifier [Axis]: MAGNE 2024-42, Collaterized loan obligation 2
Schedule of Investments [Line Items]
Coupon		14.38%
Investment, Identifier [Axis]: MAGNE 2024-44, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		10.94%	12.00%
Investment, Identifier [Axis]: MAGNE 2025-43, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		10.63%
Investment, Identifier [Axis]: MAGNE 2025-48, Collaterized loan obligation 1
Schedule of Investments [Line Items]
Coupon		9.14%
Investment, Identifier [Axis]: MAGNE 2025-48, Collaterized loan obligation 2
Schedule of Investments [Line Items]
Coupon		10.31%
Investment, Identifier [Axis]: MAGNE 2025-50, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		9.11%
Investment, Identifier [Axis]: MAGNE 2025-51, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		12.00%
Investment, Identifier [Axis]: MC Accelerate Co-Invest Feeder LP and MC CIF Wealth Management (UK) Ltd., Z1 preferred shares
Schedule of Investments [Line Items]
Coupon		12.00%
Investment, Identifier [Axis]: MCF CLO 12 LLC, Private asset-backed investment
Schedule of Investments [Line Items]
Coupon		7.93%
Investment, Identifier [Axis]: MDPK 2015-17, Collaterized loan obligation 1
Schedule of Investments [Line Items]
Coupon		10.33%
Investment, Identifier [Axis]: MDPK 2015-17, Collaterized loan obligation 2
Schedule of Investments [Line Items]
Coupon		10.33%
Investment, Identifier [Axis]: MDPK 2016-20, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		10.26%	11.23%
Investment, Identifier [Axis]: MDPK 2016-22, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		14.19%
Investment, Identifier [Axis]: MDPK 2018-30, Collaterized loan obligation 1
Schedule of Investments [Line Items]
Coupon		11.22%
Investment, Identifier [Axis]: MDPK 2018-30, Collaterized loan obligation 2
Schedule of Investments [Line Items]
Coupon		8.50%
Investment, Identifier [Axis]: MDPK 2018-31, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		10.26%
Investment, Identifier [Axis]: MDPK 2018-32, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon			11.03%
Investment, Identifier [Axis]: MDPK 2018-32, Collaterized loan obligation 1
Schedule of Investments [Line Items]
Coupon		10.26%
Investment, Identifier [Axis]: MDPK 2018-32, Collaterized loan obligation 2
Schedule of Investments [Line Items]
Coupon		9.00%
Investment, Identifier [Axis]: MDPK 2018-32, Collaterized loan obligation 3
Schedule of Investments [Line Items]
Coupon		9.00%
Investment, Identifier [Axis]: MDPK 2019-34, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		10.39%	11.15%
Investment, Identifier [Axis]: MDPK 2019-37, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon			11.26%
Investment, Identifier [Axis]: MDPK 2019-37, Collaterized loan obligation 1
Schedule of Investments [Line Items]
Coupon		10.50%
Investment, Identifier [Axis]: MDPK 2019-37, Collaterized loan obligation 2
Schedule of Investments [Line Items]
Coupon		13.01%
Investment, Identifier [Axis]: MDPK 2020-46, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		9.15%
Investment, Identifier [Axis]: MDPK 2021-59, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		10.28%	11.03%
Investment, Identifier [Axis]: MDPK 2022-55, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon			10.63%
Investment, Identifier [Axis]: MDPK 2022-60, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon			11.13%
Investment, Identifier [Axis]: MDPK 2022-60, Collaterized loan obligation 1
Schedule of Investments [Line Items]
Coupon		10.36%
Investment, Identifier [Axis]: MDPK 2022-60, Collaterized loan obligation 2
Schedule of Investments [Line Items]
Coupon		7.49%
Investment, Identifier [Axis]: MDPK 2023-63, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		9.87%
Investment, Identifier [Axis]: MDPK 2023-63A, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		14.77%
Investment, Identifier [Axis]: MDPK 2024-66, Collaterized loan obligation 1
Schedule of Investments [Line Items]
Coupon		9.37%	9.85%
Investment, Identifier [Axis]: MDPK 2024-66, Collaterized loan obligation 2
Schedule of Investments [Line Items]
Coupon		12.84%	12.20%
Investment, Identifier [Axis]: MDPK 2024-67, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		10.66%	11.43%
Investment, Identifier [Axis]: MDPK 2024-68, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		8.98%	9.54%
Investment, Identifier [Axis]: MDPK 2024-69, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		10.11%	11.58%
Investment, Identifier [Axis]: MDPK 2025-65, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		9.32%
Investment, Identifier [Axis]: MDPK 2025-71, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		17.05%
Investment, Identifier [Axis]: MDPK 2025-72, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		13.19%
Investment, Identifier [Axis]: MDPK 2025-75, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		11.70%
Investment, Identifier [Axis]: MH Sub I, LLC (Micro Holding Corp.), First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon			8.58%
Investment, Identifier [Axis]: MH Sub I, LLC (Micro Holding Corp.), First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon			8.82%
Investment, Identifier [Axis]: ML Holdco, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 24,745,400
Investment, Identifier [Axis]: ML Holdco, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.37%
Investment, Identifier [Axis]: MPH Acquisition Holdings LLC, First lien senior secured notes
Schedule of Investments [Line Items]
Coupon		6.00%
Investment, Identifier [Axis]: MSD Investment Corp., Corporate bond
Schedule of Investments [Line Items]
Coupon		7.24%	7.58%
Investment, Identifier [Axis]: MSIS Holdings, Inc. and MS Precision Parent, LP
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 15,155,600
Investment, Identifier [Axis]: MSIS Holdings, Inc. and MS Precision Parent, LP, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.67%
Investment, Identifier [Axis]: Madison IAQ LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.70%
Investment, Identifier [Axis]: Madison Safety amp; Flow LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.23%	7.61%
Investment, Identifier [Axis]: Magellan Topco
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments			$ 172,600
Investment, Identifier [Axis]: Magellan Topco, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.38%	9.14%
Investment, Identifier [Axis]: Magnetite LV, Limited, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		22.00%
Investment, Identifier [Axis]: Mai Capital Management Intermediate LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 3,180,600	$ 4,388,400
Investment, Identifier [Axis]: Mai Capital Management Intermediate LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.42%	9.08%
Investment, Identifier [Axis]: Mai Capital Management Intermediate LLC, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		8.43%	9.08%
Investment, Identifier [Axis]: Mamba Purchaser, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.73%	7.36%
Investment, Identifier [Axis]: Marcel Bidco LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		7.05%	7.81%
Investment, Identifier [Axis]: Mari Events Midco LLC and AE EventsCo Holdings LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 877,700
Investment, Identifier [Axis]: Mari Events Midco LLC and AE EventsCo Holdings LLC , First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		7.75%
Investment, Identifier [Axis]: Mari Miami II LLC and South Florida Tennis, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.67%
Investment, Identifier [Axis]: Mariner Wealth Advisors, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.50%	7.08%
Investment, Identifier [Axis]: Mariner Wealth Advisors, LLC, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		5.92%
Investment, Identifier [Axis]: Mars Downstop Loan Purchaser Trust, Private asset-backed investment
Schedule of Investments [Line Items]
Coupon		11.00%	11.00%
Investment, Identifier [Axis]: Mavis Tire Express Services Topco Corp., Metis HoldCo, Inc., and Metis TopCo, LP, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.72%
Investment, Identifier [Axis]: McAfee Corp., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.72%	7.37%
Investment, Identifier [Axis]: Medlar Bidco Limited
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 10,381,100	$ 76,698,100
Investment, Identifier [Axis]: Medlar Bidco Limited, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		8.74%
Investment, Identifier [Axis]: Medlar Bidco Limited, First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon		6.99%
Investment, Identifier [Axis]: Medline Borrower, LP, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			6.61%
Investment, Identifier [Axis]: Medline Borrower, LP, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		5.47%
Investment, Identifier [Axis]: Medline Borrower, LP, First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon		5.47%
Investment, Identifier [Axis]: Mercury Borrower, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.95%
Investment, Identifier [Axis]: Merit Financial Group, LLC and CWC Fund I Co-Invest (MFA) LP
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 6,250,000
Investment, Identifier [Axis]: Merit Financial Group, LLC and CWC Fund I Co-Invest (MFA) LP, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.67%
Investment, Identifier [Axis]: Merit Financial Group, LLC and CWC Fund I Co-Invest (MFA) LP, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		8.67%
Investment, Identifier [Axis]: Merit Financial Group, LLC and CWC Fund I Co-Invest (MFA) LP, First lien senior secured revolving loan 1
Schedule of Investments [Line Items]
Coupon		10.75%
Investment, Identifier [Axis]: Merit Software Finance Holdings, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 8,071,200
Investment, Identifier [Axis]: Merit Software Finance Holdings, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.94%
Investment, Identifier [Axis]: Merlin Buyer Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		7.67%
Investment, Identifier [Axis]: Mermaid Bidco Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		7.15%	7.80%
Investment, Identifier [Axis]: Metatiedot Bidco OY and Metatiedot US, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 1,658,300	$ 3,103,900
Investment, Identifier [Axis]: Metatiedot Bidco OY and Metatiedot US, LLC, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon			8.49%
Investment, Identifier [Axis]: Metatiedot Bidco OY and Metatiedot US, LLC, First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon			10.02%
Investment, Identifier [Axis]: Metatiedot Bidco OY and Metatiedot US, LLC, First lien senior secured loan one
Schedule of Investments [Line Items]
Coupon		7.07%
Investment, Identifier [Axis]: Metatiedot Bidco OY and Metatiedot US, LLC, First lien senior secured loan two
Schedule of Investments [Line Items]
Coupon		8.82%
Investment, Identifier [Axis]: Metatiedot Bidco OY and Metatiedot US, LLC, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		7.06%	8.49%
Investment, Identifier [Axis]: Meyer Laboratory, LLC and Meyer Parent, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 2,891,100	$ 5,027,900
Investment, Identifier [Axis]: Meyer Laboratory, LLC and Meyer Parent, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		10.42%	9.61%
Investment, Identifier [Axis]: Meyer Laboratory, LLC and Meyer Parent, LLC, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		12.50%
Investment, Identifier [Axis]: MidOcean CLO Equity Fund I, LP
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments			$ 1,075,000
Investment, Identifier [Axis]: MidOcean CLO Equity Fund I, LP, Limited partnership interest
Schedule of Investments [Line Items]
Coupon			9.00%
Investment, Identifier [Axis]: MidOcean CLO Equity Fund I, LP, Private asset-backed investment
Schedule of Investments [Line Items]
Coupon		9.00%
Investment, Identifier [Axis]: Mirion Technologies, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			6.58%
Investment, Identifier [Axis]: Mister Car Wash Holdings, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			7.09%
Investment, Identifier [Axis]: Mitchell International, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			7.61%
Investment, Identifier [Axis]: Mitchell International, Inc., Second lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.97%	9.61%
Investment, Identifier [Axis]: Moderna, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 127,857,000
Investment, Identifier [Axis]: Moderna, Inc. , First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		9.17%
Investment, Identifier [Axis]: Modernizing Medicine, Inc. and ModMed Software Midco Holdings, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 4,790,100
Investment, Identifier [Axis]: Modernizing Medicine, Inc. and ModMed Software Midco Holdings, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.42%
Investment, Identifier [Axis]: Monica Holdco (US), Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 8,223,400
Investment, Identifier [Axis]: Monica Holdco (US), Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		9.07%
Investment, Identifier [Axis]: Monroe Capital Income Plus Corporation, Corporate bond
Schedule of Investments [Line Items]
Coupon		9.42%	9.42%
Investment, Identifier [Axis]: Montagu V (US) L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 235,900
Investment, Identifier [Axis]: Montagu VII (B) SCSp
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 700,000
Investment, Identifier [Axis]: Mosel Bidco SE, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			8.83%
Investment, Identifier [Axis]: Motus LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		7.42%	8.43%
Investment, Identifier [Axis]: Mountaineer Merger Corporation
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 6,767,200	$ 3,119,000
Investment, Identifier [Axis]: Mountaineer Merger Corporation, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		8.84%	9.33%
Investment, Identifier [Axis]: Mr. Greens Intermediate, LLC, Florida Veg Investments LLC, MRG Texas, LLC and Restaurant Produce and Services Blocker, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 3,772,400	$ 5,319,800
Investment, Identifier [Axis]: Mr. Greens Intermediate, LLC, Florida Veg Investments LLC, MRG Texas, LLC and Restaurant Produce and Services Blocker, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			10.75%
Investment, Identifier [Axis]: Mr. Greens Intermediate, LLC, Florida Veg Investments LLC, MRG Texas, LLC and Restaurant Produce and Services Blocker, LLC, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		9.71%
Investment, Identifier [Axis]: Mr. Greens Intermediate, LLC, Florida Veg Investments LLC, MRG Texas, LLC and Restaurant Produce and Services Blocker, LLC, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		9.65%
Investment, Identifier [Axis]: Mustang Prospects Holdco, LLC, Mustang Prospects Purchaser, LLC and Senske Acquisition, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments			$ 7,861,500
Investment, Identifier [Axis]: Mustang Prospects Holdco, LLC, Mustang Prospects Purchaser, LLC and Senske Acquisition, Inc., First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon			9.33%
Investment, Identifier [Axis]: Mustang Prospects Holdco, LLC, Mustang Prospects Purchaser, LLC and Senske Acquisition, Inc., First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon			9.34%
Investment, Identifier [Axis]: Mustang Prospects Purchaser, LLC, Senske Acquisition, Inc., and Mustang Prospects Holdco, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 3,246,500
Investment, Identifier [Axis]: Mustang Prospects Purchaser, LLC, Senske Acquisition, Inc., and Mustang Prospects Holdco, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.69%
Investment, Identifier [Axis]: Mustang Prospects Purchaser, LLC, Senske Acquisition, Inc., and Mustang Prospects Holdco, LLC, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		8.72%
Investment, Identifier [Axis]: NCMF 2025-MFS, Private asset-backed investment
Schedule of Investments [Line Items]
Coupon		7.53%
Investment, Identifier [Axis]: NCP-MSI Buyer, Inc. and NCP MSI Co-Invest, LP
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 7,599,100
Investment, Identifier [Axis]: NCP-MSI Buyer, Inc. and NCP MSI Co-Invest, LP 1
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 390,700
Investment, Identifier [Axis]: NCP-MSI Buyer, Inc. and NCP MSI Co-Invest, LP, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.48%
Investment, Identifier [Axis]: NCP-MSI Buyer, Inc. and NCP MSI Co-Invest, LP, First lien senior secured revolving loan 1
Schedule of Investments [Line Items]
Coupon		7.48%
Investment, Identifier [Axis]: NEP Group, Inc., First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		8.22%	7.72%
Investment, Identifier [Axis]: NEP Group, Inc., First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon			10.09%
Investment, Identifier [Axis]: NEUB 2018-28, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		10.83%
Investment, Identifier [Axis]: NEUB 2025-60, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		10.34%
Investment, Identifier [Axis]: NEUB 2025-61, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		8.99%
Investment, Identifier [Axis]: NMC CLO-2, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		9.60%	10.06%
Investment, Identifier [Axis]: NMN Holdings III Corp. and NMN Holdings LP, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		7.27%
Investment, Identifier [Axis]: NMN Holdings III Corp. and NMN Holdings LP, First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon		8.47%
Investment, Identifier [Axis]: Neptune Bidco US Inc. and Elliott Metron Co-Investor Aggregator L.P., First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		9.01%
Investment, Identifier [Axis]: Neptune Bidco US Inc. and Elliott Metron Co-Investor Aggregator L.P., First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon		8.76%
Investment, Identifier [Axis]: Netsmart, Inc. and Netsmart Technologies, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 22,120,100	$ 22,120,100
Investment, Identifier [Axis]: Netsmart, Inc. and Netsmart Technologies, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.92%	9.56%
Investment, Identifier [Axis]: New ChurcHill HoldCo LLC and Victory Topco, LP
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments			$ 12,959,100
Investment, Identifier [Axis]: New ChurcHill HoldCo LLC and Victory Topco, LP, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			9.83%
Investment, Identifier [Axis]: New Mountain Partners III, L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 366,600
Investment, Identifier [Axis]: New Mountain Partners IV, L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		993,800
Investment, Identifier [Axis]: Next Holdco, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 214,000	$ 1,697,600
Investment, Identifier [Axis]: Next Holdco, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		9.09%	10.27%
Investment, Identifier [Axis]: Nexus Buyer LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			8.36%
Investment, Identifier [Axis]: Nexus Buyer LLC, Second lien senior secured loan
Schedule of Investments [Line Items]
Coupon		9.47%
Investment, Identifier [Axis]: Nomi Health, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			12.84%
Investment, Identifier [Axis]: Nord Anglia, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			7.58%
Investment, Identifier [Axis]: Nordic Ferry Infrastructure AS, Senior subordinated loan 1
Schedule of Investments [Line Items]
Coupon		9.23%	9.70%
Investment, Identifier [Axis]: Nordic Ferry Infrastructure AS, Senior subordinated loan 2
Schedule of Investments [Line Items]
Coupon		7.07%	7.91%
Investment, Identifier [Axis]: North Haven Fairway Buyer, LLC and Fairway Lawns, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 2,307,900
Investment, Identifier [Axis]: North Haven Fairway Buyer, LLC and Fairway Lawns, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.83%
Investment, Identifier [Axis]: North Haven Fairway Buyer, LLC and Fairway Lawns, LLC, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		8.73%
Investment, Identifier [Axis]: North Haven Fairway Buyer, LLC, Fairway Lawns, LLC and Command Pest Control, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments			$ 5,911,700
Investment, Identifier [Axis]: North Haven Fairway Buyer, LLC, Fairway Lawns, LLC and Command Pest Control, LLC, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon			9.66%
Investment, Identifier [Axis]: North Haven Fairway Buyer, LLC, Fairway Lawns, LLC and Command Pest Control, LLC, First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon			10.94%
Investment, Identifier [Axis]: North Haven Fairway Buyer, LLC, Fairway Lawns, LLC and Command Pest Control, LLC, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon			10.86%
Investment, Identifier [Axis]: North Haven Stack Buyer, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments			$ 5,000
Investment, Identifier [Axis]: North Haven Stack Buyer, LLC, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon			9.63%
Investment, Identifier [Axis]: North Haven Stack Buyer, LLC, First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon		9.36%
Investment, Identifier [Axis]: North Star Acquisitionco, LLC and Toucan Bidco Limited
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 2,550,000	$ 2,550,000
Investment, Identifier [Axis]: North Star Acquisitionco, LLC and Toucan Bidco Limited, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon			9.08%
Investment, Identifier [Axis]: North Star Acquisitionco, LLC and Toucan Bidco Limited, First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon			9.45%
Investment, Identifier [Axis]: North Star Acquisitionco, LLC and Toucan Bidco Limited, First lien senior secured loan 3
Schedule of Investments [Line Items]
Coupon			9.45%
Investment, Identifier [Axis]: North Star Acquisitionco, LLC and Toucan Bidco Limited, First lien senior secured loan 4
Schedule of Investments [Line Items]
Coupon			9.70%
Investment, Identifier [Axis]: North Star Acquisitionco, LLC and Toucan Bidco Limited, First lien senior secured loan one
Schedule of Investments [Line Items]
Coupon		8.22%
Investment, Identifier [Axis]: North Star Acquisitionco, LLC and Toucan Bidco Limited, First lien senior secured loan two
Schedule of Investments [Line Items]
Coupon		8.37%
Investment, Identifier [Axis]: Northwinds Holding, Inc. and Northwinds Services Group LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 16,892,700	$ 10,686,900
Investment, Identifier [Axis]: Northwinds Holding, Inc. and Northwinds Services Group LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		9.28%	9.96%
Investment, Identifier [Axis]: Northwinds Holding, Inc. and Northwinds Services Group LLC, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon			9.80%
Investment, Identifier [Axis]: Nuvei Technologies Corp., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			7.44%
Investment, Identifier [Axis]: OAKC 2012-7, Collaterized loan obligation 1
Schedule of Investments [Line Items]
Coupon		8.39%
Investment, Identifier [Axis]: OAKC 2012-7, Collaterized loan obligation 2
Schedule of Investments [Line Items]
Coupon		8.87%
Investment, Identifier [Axis]: OAKC 2014-10R, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		8.28%
Investment, Identifier [Axis]: OAKC 2015-12, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		6.49%	9.60%
Investment, Identifier [Axis]: OAKC 2016-13, Collaterized loan obligation 1
Schedule of Investments [Line Items]
Coupon		9.62%	11.70%
Investment, Identifier [Axis]: OAKC 2016-13, Collaterized loan obligation 2
Schedule of Investments [Line Items]
Coupon		8.00%	11.70%
Investment, Identifier [Axis]: OAKC 2016-13, Collaterized loan obligation 3
Schedule of Investments [Line Items]
Coupon		8.00%	10.37%
Investment, Identifier [Axis]: OAKC 2017-15, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		7.17%	12.60%
Investment, Identifier [Axis]: OAKC 2019-2, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		11.30%
Investment, Identifier [Axis]: OAKC 2019-3, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon			9.51%
Investment, Identifier [Axis]: OAKC 2019-3, Collaterized loan obligation 2
Schedule of Investments [Line Items]
Coupon		9.67%
Investment, Identifier [Axis]: OAKC 2019-4, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		8.81%
Investment, Identifier [Axis]: OAKC 2019-4, Collaterized loan obligation 1
Schedule of Investments [Line Items]
Coupon			9.34%
Investment, Identifier [Axis]: OAKC 2020-5, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		8.87%
Investment, Identifier [Axis]: OAKC 2020-5, Collaterized loan obligation 1
Schedule of Investments [Line Items]
Coupon			12.50%
Investment, Identifier [Axis]: OAKC 2020-6, Collaterized loan obligation 1
Schedule of Investments [Line Items]
Coupon		9.13%	12.60%
Investment, Identifier [Axis]: OAKC 2020-6, Collaterized loan obligation 2
Schedule of Investments [Line Items]
Coupon		9.24%	9.84%
Investment, Identifier [Axis]: OAKC 2020-7, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		8.78%
Investment, Identifier [Axis]: OAKC 2021-16, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		8.14%	11.50%
Investment, Identifier [Axis]: OAKC 2021-8, Collaterized loan obligation 1
Schedule of Investments [Line Items]
Coupon		8.73%
Investment, Identifier [Axis]: OAKC 2021-8, Collaterized loan obligation 2
Schedule of Investments [Line Items]
Coupon		11.39%
Investment, Identifier [Axis]: OAKC 2021-9, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon			10.12%
Investment, Identifier [Axis]: OAKC 2021-9, Collaterized loan obligation 1
Schedule of Investments [Line Items]
Coupon		9.38%	13.10%
Investment, Identifier [Axis]: OAKC 2021-9, Collaterized loan obligation 2
Schedule of Investments [Line Items]
Coupon		9.86%
Investment, Identifier [Axis]: OAKC 2022-12, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon			9.62%
Investment, Identifier [Axis]: OAKC 2022-12R, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		9.18%
Investment, Identifier [Axis]: OAKC 2023-15, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon			9.62%
Investment, Identifier [Axis]: OAKC 2023-15RA, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		8.73%
Investment, Identifier [Axis]: OAKC 2023-16, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon			8.62%
Investment, Identifier [Axis]: OAKCL 2023-1, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		11.40%
Investment, Identifier [Axis]: OCP 2015-10, Collaterized loan obligation 1
Schedule of Investments [Line Items]
Coupon		9.21%
Investment, Identifier [Axis]: OCP 2015-10, Collaterized loan obligation 2
Schedule of Investments [Line Items]
Coupon		17.03%
Investment, Identifier [Axis]: OCP 2016-11, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		9.11%
Investment, Identifier [Axis]: OCP 2021-21, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		14.25%
Investment, Identifier [Axis]: OCP 2022-24, Collaterized loan obligation 1
Schedule of Investments [Line Items]
Coupon		10.13%
Investment, Identifier [Axis]: OCP 2022-24, Collaterized loan obligation 2
Schedule of Investments [Line Items]
Coupon		20.62%
Investment, Identifier [Axis]: OCP 2025-43, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		10.79%
Investment, Identifier [Axis]: OCP 2025-44, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		9.06%
Investment, Identifier [Axis]: OCP 2025-48, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		10.70%
Investment, Identifier [Axis]: OCPA 2023-29, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		8.88%	9.35%
Investment, Identifier [Axis]: OCPA 2025-41, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		8.00%
Investment, Identifier [Axis]: OCT61 2023-2, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		11.77%
Investment, Identifier [Axis]: OCT63 2024-2, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		10.38%
Investment, Identifier [Axis]: OCT66 2022-1, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		12.00%	12.11%
Investment, Identifier [Axis]: OHACP 2024-17, Collaterized loan obligation 1
Schedule of Investments [Line Items]
Coupon		8.88%	9.40%
Investment, Identifier [Axis]: OHACP 2024-17, Collaterized loan obligation 2
Schedule of Investments [Line Items]
Coupon		11.52%	12.00%
Investment, Identifier [Axis]: OHALF 2016-1, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		10.03%
Investment, Identifier [Axis]: OID-OL Intermediate I, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		9.84%
Investment, Identifier [Axis]: OKANAGAN 2024-1, Private asset-backed investment
Schedule of Investments [Line Items]
Coupon		11.74%	12.55%
Investment, Identifier [Axis]: OPH NEP Investment, LLC , Senior subordinated loan
Schedule of Investments [Line Items]
Coupon		10.00%
Investment, Identifier [Axis]: OPH NEP Investment, LLC, Senior subordinated loan
Schedule of Investments [Line Items]
Coupon			10.00%
Investment, Identifier [Axis]: OVG Business Services, LLC , First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.72%
Investment, Identifier [Axis]: OVG Business Services, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			7.36%
Investment, Identifier [Axis]: Oak Funding LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 8,666,700
Investment, Identifier [Axis]: Oak Funding LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.29%
Investment, Identifier [Axis]: OakBridge Insurance Agency LLC and Maple Acquisition Holdings, LP
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 8,185,700	$ 3,869,200
Investment, Identifier [Axis]: OakBridge Insurance Agency LLC and Maple Acquisition Holdings, LP, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			10.23%
Investment, Identifier [Axis]: OakBridge Insurance Agency LLC and Maple Acquisition Holdings, LP, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		8.47%
Investment, Identifier [Axis]: OakBridge Insurance Agency LLC and Maple Acquisition Holdings, LP, First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon		8.72%
Investment, Identifier [Axis]: OakBridge Insurance Agency LLC and Maple Acquisition Holdings, LP, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		8.48%	10.09%
Investment, Identifier [Axis]: Odevo AB
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 22,499,400
Investment, Identifier [Axis]: Omnia Partners, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.45%	7.37%
Investment, Identifier [Axis]: Omnigo Software, LLC, Omnigo Software - I, Inc., and Omnigo Software - Q, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 765,100
Investment, Identifier [Axis]: Omnigo Software, LLC, Omnigo Software - I, Inc., and Omnigo Software - Q, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.70%
Investment, Identifier [Axis]: One Equity Partners VI, L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 1,559,500
Investment, Identifier [Axis]: One Equity Partners VII, L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 332,800
Investment, Identifier [Axis]: OneDigital Borrower LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.72%	7.61%
Investment, Identifier [Axis]: Onex Partners III LP
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 831,700
Investment, Identifier [Axis]: Onex Partners IV LP
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 195,100
Investment, Identifier [Axis]: Opal US LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.69%
Investment, Identifier [Axis]: Open Text Corporation, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			6.11%
Investment, Identifier [Axis]: Option Care Health Inc, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			6.61%
Investment, Identifier [Axis]: Orange Barrel Media, LLC/IKE Smart City, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 1,522,800	$ 3,284,700
Investment, Identifier [Axis]: Orange Barrel Media, LLC/IKE Smart City, LLC, Private asset-backed investment
Schedule of Investments [Line Items]
Coupon			10.11%
Investment, Identifier [Axis]: Orange Barrel Media, LLC/IKE Smart City, LLC, Private asset-backed investment 1
Schedule of Investments [Line Items]
Coupon		9.47%
Investment, Identifier [Axis]: Orange Barrel Media, LLC/IKE Smart City, LLC, Private asset-backed investment 2
Schedule of Investments [Line Items]
Coupon		9.47%	10.11%
Investment, Identifier [Axis]: Oryx Midstream Services Permian Basin LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		5.98%
Investment, Identifier [Axis]: Osttra Group Ltd., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		7.43%
Investment, Identifier [Axis]: PCI Gaming Authority, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			6.36%
Investment, Identifier [Axis]: PCIA SPV-3, LLC and ASE Royal Aggregator, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 1,606,700	$ 4,266,700
Investment, Identifier [Axis]: PCIA SPV-3, LLC and ASE Royal Aggregator, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.92%	9.64%
Investment, Identifier [Axis]: PCMI Parent, LLC and PCMI Ultimate Holdings, LP
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 6,474,200
Investment, Identifier [Axis]: PCMI Parent, LLC and PCMI Ultimate Holdings, LP, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		9.21%
Investment, Identifier [Axis]: PCS MidCo, Inc. and PCS Parent, L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 2,964,700	$ 2,850,000
Investment, Identifier [Axis]: PCS MidCo, Inc. and PCS Parent, L.P., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		9.42%
Investment, Identifier [Axis]: PCS MidCo, Inc. and PCS Parent, L.P., First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon			10.08%
Investment, Identifier [Axis]: PCS MidCo, Inc. and PCS Parent, L.P., First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon			10.34%
Investment, Identifier [Axis]: PCS MidCo, Inc. and PCS Parent, L.P., First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon			10.08%
Investment, Identifier [Axis]: PDDS HoldCo, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 2,158,300
Investment, Identifier [Axis]: PDDS HoldCo, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		9.72%
Investment, Identifier [Axis]: PG Investment Company 59 S.a r.l., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		5.92%	7.33%
Investment, Identifier [Axis]: PIPK 2025-18, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		9.63%
Investment, Identifier [Axis]: PLMRS 2025-3, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		9.23%
Investment, Identifier [Axis]: PNTPK 2019-1, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		8.16%
Investment, Identifier [Axis]: PROSE 2024-3, Private asset-backed investment
Schedule of Investments [Line Items]
Coupon		8.85%	8.85%
Investment, Identifier [Axis]: PSC Parent, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 8,395,400	$ 11,740,900
Investment, Identifier [Axis]: PSC Parent, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.98%	9.71%
Investment, Identifier [Axis]: PSC Parent, Inc., First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		8.97%
Investment, Identifier [Axis]: PSC Parent, Inc., First lien senior secured revolving loan 1
Schedule of Investments [Line Items]
Coupon			9.64%
Investment, Identifier [Axis]: PXLY 2024-1, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		8.90%	9.50%
Investment, Identifier [Axis]: PYE-Barker Fire amp; Safety, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 4,452,500	$ 37,789,900
Investment, Identifier [Axis]: PYE-Barker Fire amp; Safety, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.21%	8.83%
Investment, Identifier [Axis]: PYE-Barker Fire amp; Safety, LLC, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon			8.83%
Investment, Identifier [Axis]: Packaging Coordinators Midco, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			7.84%
Investment, Identifier [Axis]: Paint Intermediate III, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			7.52%
Investment, Identifier [Axis]: Pallas Australia Feeder Trust , Private asset-backed investment
Schedule of Investments [Line Items]
Coupon		11.40%
Investment, Identifier [Axis]: Pallas Funding Trust No.2
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments			$ 353,700
Investment, Identifier [Axis]: Pallas Funding Trust No.2, Private asset backed investment 1
Schedule of Investments [Line Items]
Coupon			12.16%
Investment, Identifier [Axis]: Pallas Funding Trust No.2, Private asset backed investment 2
Schedule of Investments [Line Items]
Coupon			7.45%
Investment, Identifier [Axis]: Pallas Funding Trust No.2, Private asset-backed investment 1
Schedule of Investments [Line Items]
Coupon		11.40%
Investment, Identifier [Axis]: Pallas Funding Trust No.2, Private asset-backed investment 2
Schedule of Investments [Line Items]
Coupon		11.61%
Investment, Identifier [Axis]: Pallas NZ Funding Trust No. 1
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments			$ 0
Investment, Identifier [Axis]: Pallas NZ Funding Trust No. 1, Private asset backed investment
Schedule of Investments [Line Items]
Coupon			11.49%
Investment, Identifier [Axis]: Pallas NZ Funding Trust No. 1, Private asset-backed investment
Schedule of Investments [Line Items]
Coupon		9.36%
Investment, Identifier [Axis]: Par Petroleum LLC / Par Petroleum Finance Corp, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.95%	8.33%
Investment, Identifier [Axis]: Paragon 28, Inc. and Paragon Advanced Technologies, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments			$ 7,071,900
Investment, Identifier [Axis]: Paragon 28, Inc. and Paragon Advanced Technologies, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			11.34%
Investment, Identifier [Axis]: Paragon 28, Inc. and Paragon Advanced Technologies, Inc., First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon			8.59%
Investment, Identifier [Axis]: Parexel International Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.47%	7.36%
Investment, Identifier [Axis]: Paris US Holdco, Inc. amp; 1001028292 Ontario Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 21,462,300	$ 22,095,500
Investment, Identifier [Axis]: Paris US Holdco, Inc. amp; 1001028292 Ontario Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.47%	9.55%
Investment, Identifier [Axis]: Paris US Holdco, Inc. amp; 1001028292 Ontario Inc., First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		8.47%
Investment, Identifier [Axis]: Particle Luxembourg S.a.r.l., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			8.42%
Investment, Identifier [Axis]: Pasadena Performance Products, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.92%
Investment, Identifier [Axis]: Pathstone Family Office LLC and Kelso XI Tailwind Co-Investment, L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 4,274,300	$ 3,600
Investment, Identifier [Axis]: Pathstone Family Office LLC and Kelso XI Tailwind Co-Investment, L.P. 1
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 4,000	$ 4,783,500
Investment, Identifier [Axis]: Pathstone Family Office LLC and Kelso XI Tailwind Co-Investment, L.P., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.82%
Investment, Identifier [Axis]: Pathstone Family Office LLC and Kelso XI Tailwind Co-Investment, L.P., First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon			9.46%
Investment, Identifier [Axis]: Pathstone Family Office LLC and Kelso XI Tailwind Co-Investment, L.P., First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon			9.46%
Investment, Identifier [Axis]: Pathstone Family Office LLC and Kelso XI Tailwind Co-Investment, L.P., First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		8.82%
Investment, Identifier [Axis]: Pave America Holding, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 8,630,700
Investment, Identifier [Axis]: Pave America Holding, LLC , First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.94%
Investment, Identifier [Axis]: Pave America Holding, LLC , First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		8.42%
Investment, Identifier [Axis]: Perigon Wealth Management, LLC and Perigon Wealth Advisors Holdings Company, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 9,465,700
Investment, Identifier [Axis]: Perigon Wealth Management, LLC and Perigon Wealth Advisors Holdings Company, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.47%
Investment, Identifier [Axis]: Permira IV L.P. 2
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 0
Investment, Identifier [Axis]: Permira V G.P. L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		27,600
Investment, Identifier [Axis]: Permira VI L.P.1
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		249,200
Investment, Identifier [Axis]: PestCo Holdings, LLC and PestCo, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 5,312,100	$ 2,463,400
Investment, Identifier [Axis]: PestCo Holdings, LLC and PestCo, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.59%
Investment, Identifier [Axis]: PestCo Holdings, LLC and PestCo, LLC, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon			10.97%
Investment, Identifier [Axis]: PestCo Holdings, LLC and PestCo, LLC, First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon			9.50%
Investment, Identifier [Axis]: Phoenix Operating LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		10.77%
Investment, Identifier [Axis]: Phoenix YW Buyer, Inc. and Phoenix YW Parent, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments			$ 7,139,200
Investment, Identifier [Axis]: Phoenix YW Buyer, Inc. and Phoenix YW Parent, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			9.33%
Investment, Identifier [Axis]: Pike Corporation
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 63,472,900
Investment, Identifier [Axis]: Pike Corporation , First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.20%
Investment, Identifier [Axis]: Pike Corporation, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			7.47%
Investment, Identifier [Axis]: Ping Identity Corp, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.59%
Investment, Identifier [Axis]: Pinnacle Buyer, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 8,043,900
Investment, Identifier [Axis]: Pinnacle Buyer, LLC, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		6.49%
Investment, Identifier [Axis]: Pinnacle MEP Intermediate Holdco LLC and BPCP Pinnacle Holdings, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 6,813,000	$ 8,616,000
Investment, Identifier [Axis]: Pinnacle MEP Intermediate Holdco LLC and BPCP Pinnacle Holdings, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			9.32%
Investment, Identifier [Axis]: Pinnacle MEP Intermediate Holdco LLC and BPCP Pinnacle Holdings, Inc., First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon			9.13%
Investment, Identifier [Axis]: Pioneer AcquisitionCo, LLC , First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.94%
Investment, Identifier [Axis]: Planview Parent, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		7.17%	7.83%
Investment, Identifier [Axis]: PointClickCare Technologies Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.42%	7.58%
Investment, Identifier [Axis]: Polaris Newco, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		7.85%	8.85%
Investment, Identifier [Axis]: Poseidon IntermediateCo, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 9,212,000
Investment, Identifier [Axis]: Poseidon IntermediateCo, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.23%
Investment, Identifier [Axis]: Prairie ECI Acquiror LP, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		7.47%	8.61%
Investment, Identifier [Axis]: Precision Concepts Parent Inc., Precision Concepts International LLC, and Precision Concepts Canada Corporation
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 5,128,600
Investment, Identifier [Axis]: Precision Concepts Parent Inc., Precision Concepts International LLC, and Precision Concepts Canada Corporation, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.58%
Investment, Identifier [Axis]: Precision Concepts Parent Inc., Precision Concepts International LLC, and Precision Concepts Canada Corporation, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		8.59%
Investment, Identifier [Axis]: Precision Medicine Group, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			7.43%
Investment, Identifier [Axis]: Pregis TopCo LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		7.80%	8.36%
Investment, Identifier [Axis]: Premiere Buyer, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 8,541,000	$ 7,905,400
Investment, Identifier [Axis]: Premiere Buyer, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.17%	9.32%
Investment, Identifier [Axis]: Premise Health Holding Corp. and OMERS Bluejay Investment Holdings LP
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 8,691,000
Investment, Identifier [Axis]: Premise Health Holding Corp. and OMERS Bluejay Investment Holdings LP, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.17%
Investment, Identifier [Axis]: Priority Waste Holdings LLC, Priority Waste Holdings Indiana LLC and Priority Waste Super Holdings, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 570,700	$ 0
Investment, Identifier [Axis]: Priority Waste Holdings LLC, Priority Waste Holdings Indiana LLC and Priority Waste Super Holdings, LLC, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		11.99%	12.59%
Investment, Identifier [Axis]: Priority Waste Holdings LLC, Priority Waste Holdings Indiana LLC and Priority Waste Super Holdings, LLC, First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon			12.59%
Investment, Identifier [Axis]: Priority Waste Holdings LLC, Priority Waste Holdings Indiana LLC and Priority Waste Super Holdings, LLC, First lien senior secured revolving loan 1
Schedule of Investments [Line Items]
Coupon		9.49%	10.09%
Investment, Identifier [Axis]: Priority Waste Holdings LLC, Priority Waste Holdings Indiana LLC and Priority Waste Super Holdings, LLC, First lien senior secured revolving loan 2
Schedule of Investments [Line Items]
Coupon		11.25%	12.00%
Investment, Identifier [Axis]: Project Alliance Buyer, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 1,879,200
Investment, Identifier [Axis]: Project Alliance Buyer, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.82%
Investment, Identifier [Axis]: Project Alpha Intermediate Holding, Inc. and Qlik Parent, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			7.58%
Investment, Identifier [Axis]: Project Alpha Intermediate Holding, Inc. and Qlik Parent, Inc., First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon			7.58%
Investment, Identifier [Axis]: Project Boost Purchaser, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.42%	8.15%
Investment, Identifier [Axis]: Project Boost Purchaser, LLC, Second lien senior secured loan
Schedule of Investments [Line Items]
Coupon			9.90%
Investment, Identifier [Axis]: Project Cardinal Acquisition, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 7,981,300
Investment, Identifier [Axis]: Project Cardinal Acquisition, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.49%
Investment, Identifier [Axis]: Project Castle, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		9.36%
Investment, Identifier [Axis]: Project Ruby Ultimate Parent Corp., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.74%	7.47%
Investment, Identifier [Axis]: Proofpoint, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 165,200
Investment, Identifier [Axis]: Proofpoint, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.92%	7.36%
Investment, Identifier [Axis]: Proofpoint, Inc., Second lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		7.66%
Investment, Identifier [Axis]: Proofpoint, Inc., Second lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon		9.53%
Investment, Identifier [Axis]: Property Finder Mercury Ltd
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 17,506,800
Investment, Identifier [Axis]: Propulsion (BC) Newco LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			7.58%
Investment, Identifier [Axis]: Providence Equity Partners (Midsummer) L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		182,000
Investment, Identifier [Axis]: Providence Equity Partners VII, L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		461,200
Investment, Identifier [Axis]: Providence Equity Partners VII-A L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		683,200
Investment, Identifier [Axis]: Providence Equity Partners VIII, L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		928,500
Investment, Identifier [Axis]: PumpTech, LLC and Impel CV-B, LP
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		8,830,400
Investment, Identifier [Axis]: PumpTech, LLC and Impel CV-B, LP 1
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 321,400
Investment, Identifier [Axis]: PumpTech, LLC and Impel CV-B, LP, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.47%
Investment, Identifier [Axis]: PumpTech, LLC and Impel CV-B, LP, First lien senior secured revolving loan 1
Schedule of Investments [Line Items]
Coupon		8.47%
Investment, Identifier [Axis]: PumpTech, LLC and Impel CV-B, LP, First lien senior secured revolving loan 2
Schedule of Investments [Line Items]
Coupon		10.50%
Investment, Identifier [Axis]: Purple Garden Invest (D) AB
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 242,000
Investment, Identifier [Axis]: PushPay USA Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		7.62%	8.83%
Investment, Identifier [Axis]: QBS Parent, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 1,348,300	$ 1,490,500
Investment, Identifier [Axis]: QBS Parent, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.17%	9.27%
Investment, Identifier [Axis]: QBS Parent, Inc., First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		8.22%
Investment, Identifier [Axis]: QF Holdings, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 31,304,700
Investment, Identifier [Axis]: QF Holdings, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.19%
Investment, Identifier [Axis]: QualityTech, LP, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			8.02%
Investment, Identifier [Axis]: Qualtrics Acquireco, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			7.08%
Investment, Identifier [Axis]: Quartz Holding Company, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.97%	7.86%
Investment, Identifier [Axis]: Quick Quack Car Wash Holdings, LLC and KKR Game Changer Co-Invest Feeder II L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 14,605,900	$ 16,344,100
Investment, Identifier [Axis]: Quick Quack Car Wash Holdings, LLC and KKR Game Changer Co-Invest Feeder II L.P., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.47%	9.11%
Investment, Identifier [Axis]: Quikrete Holdings, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			6.61%
Investment, Identifier [Axis]: Quintain Investments Holdings Limited
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 3,935,900	$ 9,962,000
Investment, Identifier [Axis]: Quintain Investments Holdings Limited, Private asset backed investment 1
Schedule of Investments [Line Items]
Coupon			11.00%
Investment, Identifier [Axis]: Quirch Foods Holdings, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 10,545,700
Investment, Identifier [Axis]: Quirch Foods Holdings, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		10.34%
Investment, Identifier [Axis]: RFS Opco LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments			$ 7,500,000
Investment, Identifier [Axis]: RFS Opco LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			9.08%
Investment, Identifier [Axis]: RRAM 2022-21, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon			12.90%
Investment, Identifier [Axis]: RRAM 2022-21, Collaterized loan obligation 1
Schedule of Investments [Line Items]
Coupon		10.69%
Investment, Identifier [Axis]: RRAM 2022-21, Collaterized loan obligation 2
Schedule of Investments [Line Items]
Coupon		9.48%
Investment, Identifier [Axis]: RRAM 2022-23, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		8.90%
Investment, Identifier [Axis]: RRAM 2022-24, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		10.68%
Investment, Identifier [Axis]: RRAM 2023-25, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		11.15%
Investment, Identifier [Axis]: RRAM 2023-27, Collaterized loan obligation 2
Schedule of Investments [Line Items]
Coupon		14.64%
Investment, Identifier [Axis]: RRAM 2024-29R, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		14.13%
Investment, Identifier [Axis]: RRAM 2024-30, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon			12.46%
Investment, Identifier [Axis]: RRAM 2024-30, Collaterized loan obligation 1
Schedule of Investments [Line Items]
Coupon		10.22%
Investment, Identifier [Axis]: RRAM 2024-30, Collaterized loan obligation 2
Schedule of Investments [Line Items]
Coupon		11.87%
Investment, Identifier [Axis]: RRAM 2024-31, Collaterized loan obligation 1
Schedule of Investments [Line Items]
Coupon		10.77%
Investment, Identifier [Axis]: RRAM 2024-31, Collaterized loan obligation 2
Schedule of Investments [Line Items]
Coupon		14.25%
Investment, Identifier [Axis]: RRAM 2024-33, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		10.71%
Investment, Identifier [Axis]: RRAM 2024-35, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		10.71%
Investment, Identifier [Axis]: RRAM 2025-37, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		8.55%
Investment, Identifier [Axis]: RRAM 2025-38, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		12.99%
Investment, Identifier [Axis]: RRAM 2025-40, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		10.05%
Investment, Identifier [Axis]: RVRPK 2024-1, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon			9.15%
Investment, Identifier [Axis]: RWA Wealth Partners, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 6,503,400	$ 7,610,000
Investment, Identifier [Axis]: RWA Wealth Partners, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.61%
Investment, Identifier [Axis]: RWA Wealth Partners, LLC, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon			9.27%
Investment, Identifier [Axis]: RWA Wealth Partners, LLC, First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon			9.16%
Investment, Identifier [Axis]: Radiant Intermediate Holding, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		9.92%	10.61%
Investment, Identifier [Axis]: Radiate Holdco LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 12,344,600
Investment, Identifier [Axis]: Radiate Holdco LLC , First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		7.79%
Investment, Identifier [Axis]: Radnet Management, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.07%	6.77%
Investment, Identifier [Axis]: Raising Cane’s Restaurants LLC, First lien senior, secured loan
Schedule of Investments [Line Items]
Coupon		5.84%
Investment, Identifier [Axis]: Ranpak Corp., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			8.85%
Investment, Identifier [Axis]: Raven Acquisition Holdings, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 7,349,600	$ 7,993,500
Investment, Identifier [Axis]: Raven Acquisition Holdings, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.72%	7.61%
Investment, Identifier [Axis]: Reagent Chemical amp; Research, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 8,414,000	$ 8,367,400
Investment, Identifier [Axis]: Reagent Chemical amp; Research, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		9.12%	9.61%
Investment, Identifier [Axis]: RealPage, Inc., First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		7.42%	8.08%
Investment, Identifier [Axis]: RealPage, Inc., First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon		7.18%	7.59%
Investment, Identifier [Axis]: Recess Holdings, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			9.09%
Investment, Identifier [Axis]: Red Garden Invest (D) AB
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 176,300
Investment, Identifier [Axis]: Reddy Ice LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		171,657,800
Investment, Identifier [Axis]: Redwood Services LP
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 15,261,500
Investment, Identifier [Axis]: Redwood Services LP, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.42%
Investment, Identifier [Axis]: RegionalCare Hospital Partners Holdings, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		7.33%	7.96%
Investment, Identifier [Axis]: Resonetics, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.59%	7.60%
Investment, Identifier [Axis]: Retained Vantage Data Centers Intermediate Holdco, LP and Retained Vantage Data Centers Assets, LP
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 161,143,000
Investment, Identifier [Axis]: Retained Vantage Data Centers Intermediate Holdco, LP and Retained Vantage Data Centers Assets, LP , Senior subordinated loan
Schedule of Investments [Line Items]
Coupon		9.50%
Investment, Identifier [Axis]: Revival Animal Health, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 1,651,800
Investment, Identifier [Axis]: Revival Animal Health, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		9.72%
Investment, Identifier [Axis]: Revival Animal Health, LLC, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		9.73%
Investment, Identifier [Axis]: Ring Container Technologies Group, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			7.11%
Investment, Identifier [Axis]: Rocket Software, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			8.61%
Investment, Identifier [Axis]: Royal Borrower, LLC and Royal Parent, LP
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 14,506,800	$ 14,224,300
Investment, Identifier [Axis]: Royal Borrower, LLC and Royal Parent, LP, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			9.77%
Investment, Identifier [Axis]: Royal Borrower, LLC and Royal Parent, LP, First lien senior secured loan, 9.43%
Schedule of Investments [Line Items]
Coupon		9.00%
Investment, Identifier [Axis]: Runway Bidco, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 699,800	$ 699,800
Investment, Identifier [Axis]: Runway Bidco, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.67%	9.33%
Investment, Identifier [Axis]: Ryan Specialty Group, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			6.61%
Investment, Identifier [Axis]: SCIH Salt Holdings Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		5.52%	7.57%
Investment, Identifier [Axis]: SGM Acquisition Sub, LLC and Schill Holdings, LP
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 16,679,500
Investment, Identifier [Axis]: SGM Acquisition Sub, LLC and Schill Holdings, LP, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.72%
Investment, Identifier [Axis]: SIG Parent Holdings, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 10,176,200	$ 17,108,800
Investment, Identifier [Axis]: SIG Parent Holdings, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.47%	9.36%
Investment, Identifier [Axis]: SIXST 2020-16, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		9.24%
Investment, Identifier [Axis]: SIXST 2021-17, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		17.20%	11.00%
Investment, Identifier [Axis]: SIXST 2021-20, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		9.38%
Investment, Identifier [Axis]: SIXST 2022-21, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		9.62%	10.39%
Investment, Identifier [Axis]: SIXST 2022-21, Collaterized loan obligation 2
Schedule of Investments [Line Items]
Coupon		14.43%
Investment, Identifier [Axis]: SIXST 2022-33, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon			9.69%
Investment, Identifier [Axis]: SIXST 2024-26, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		9.53%
Investment, Identifier [Axis]: SIXST 2024-27, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		9.13%	9.61%
Investment, Identifier [Axis]: SIXST 2025-28, Collaterized loan obligation 1
Schedule of Investments [Line Items]
Coupon		9.32%
Investment, Identifier [Axis]: SIXST 2025-28, Collaterized loan obligation 2
Schedule of Investments [Line Items]
Coupon		11.22%
Investment, Identifier [Axis]: SIXST 2025-29, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		12.11%
Investment, Identifier [Axis]: SIXST 2025-30, Collaterized loan obligation 1
Schedule of Investments [Line Items]
Coupon		9.14%
Investment, Identifier [Axis]: SIXST 2025-30, Collaterized loan obligation 2
Schedule of Investments [Line Items]
Coupon		11.64%
Investment, Identifier [Axis]: SIXST 2025-31, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		11.50%
Investment, Identifier [Axis]: SPEAK 2024-11, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		16.55%	13.48%
Investment, Identifier [Axis]: SPX Flow, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.47%	7.36%
Investment, Identifier [Axis]: STKPK 2022-1, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon			10.81%
Investment, Identifier [Axis]: STKPK 2022-1, Collaterized loan obligation 1
Schedule of Investments [Line Items]
Coupon		10.05%
Investment, Identifier [Axis]: STKPK 2022-1, Collaterized loan obligation 2
Schedule of Investments [Line Items]
Coupon		12.13%
Investment, Identifier [Axis]: SV Newco 2, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments			$ 16,224,000
Investment, Identifier [Axis]: SV Newco 2, Inc. and Site 2020 Incorporated
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 10,396,200
Investment, Identifier [Axis]: SV Newco 2, Inc. and Site 2020 Incorporated, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		8.42%
Investment, Identifier [Axis]: SV Newco 2, Inc. and Site 2020 Incorporated, First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon		10.50%
Investment, Identifier [Axis]: SV Newco 2, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			9.26%
Investment, Identifier [Axis]: SYMP 2022-33, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		9.22%
Investment, Identifier [Axis]: SYMP 2022-36, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon			11.63%
Investment, Identifier [Axis]: SYMP 2023-40 Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon			9.67%
Investment, Identifier [Axis]: SYMP 2023-40, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		9.16%
Investment, Identifier [Axis]: Saber Parent Holdings Corp. and MSHC, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 6,350,300
Investment, Identifier [Axis]: Saber Parent Holdings Corp. and MSHC, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.23%
Investment, Identifier [Axis]: Sabseg Group, S.L.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 23,843,400
Investment, Identifier [Axis]: SageSure Holdings, LLC and SageSure LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 52,645,100
Investment, Identifier [Axis]: SageSure Holdings, LLC and SageSure LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.47%
Investment, Identifier [Axis]: Sapphire Software Buyer, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 6,818,300	$ 6,818,300
Investment, Identifier [Axis]: Sapphire Software Buyer, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.87%	9.75%
Investment, Identifier [Axis]: Saturn Purchaser Corp.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 2,240,400
Investment, Identifier [Axis]: Saturn Purchaser Corp., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.71%	9.81%
Investment, Identifier [Axis]: Sedgwick Claims Management Services, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.22%	7.59%
Investment, Identifier [Axis]: Select Medical Corporation, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			6.53%
Investment, Identifier [Axis]: Service Logic Acquisition, Inc. and MSHC, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			8.09%
Investment, Identifier [Axis]: Severin Acquisition, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 33,400,000	$ 38,323,200
Investment, Identifier [Axis]: Severin Acquisition, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.47%	9.36%
Investment, Identifier [Axis]: Sharp Midco LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.67%	7.58%
Investment, Identifier [Axis]: Shout! Factory, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 1,931,800
Investment, Identifier [Axis]: Shout! Factory, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.92%
Investment, Identifier [Axis]: Shout! Factory, LLC, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		8.93%
Investment, Identifier [Axis]: Signant Finance One Limited and Bracket Intermediate Holding Corp. | 8971400 | 0 | 8971400 | 0 | 0 | 8971400
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 8,971,400
Investment, Identifier [Axis]: Signant Finance One Limited and Bracket Intermediate Holding Corp., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.42%
Investment, Identifier [Axis]: Signia Aerospace, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments			$ 2,153,800
Investment, Identifier [Axis]: Signia Aerospace, LLC | 351400 | 0 | 351400 | 0 | 0 | 351400
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 351,400
Investment, Identifier [Axis]: Signia Aerospace, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.57%	7.40%
Investment, Identifier [Axis]: Silk Holdings III Corp. and Silk Holdings I Corp.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments			$ 2,640,300
Investment, Identifier [Axis]: Silk Holdings III Corp. and Silk Holdings I Corp., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.34%	9.83%
Investment, Identifier [Axis]: Silk Holdings III Corp. and Silk Holdings I Corp., First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		8.34%	8.33%
Investment, Identifier [Axis]: Silk Holdings III LLC and Silk Holdings I Corp. | 10266300 | -2053300 | 8213000 | 0 | 0 | 8213000
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 8,213,000
Investment, Identifier [Axis]: Silver Lake Partners IV, L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		47,100
Investment, Identifier [Axis]: Silver Midco 1 GmbH and Silver Bidco GmbH
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 7,173,100
Investment, Identifier [Axis]: Silver Midco 1 GmbH and Silver Bidco GmbH, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		7.27%
Investment, Identifier [Axis]: Silver Midco 1 GmbH and Silver Bidco GmbH, Senior subordinated loan
Schedule of Investments [Line Items]
Coupon		12.50%
Investment, Identifier [Axis]: Slaine Holdings LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 30,434,600
Investment, Identifier [Axis]: Slaine Holdings LLC, Senior subordinated loan
Schedule of Investments [Line Items]
Coupon		10.47%
Investment, Identifier [Axis]: Solar Bidco Limited
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 1,071,400	$ 1,040,700
Investment, Identifier [Axis]: Solar Bidco Limited, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.27%	8.43%
Investment, Identifier [Axis]: Sophia, L.P., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.47%	7.36%
Investment, Identifier [Axis]: Sophia, L.P., Second lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.47%	9.11%
Investment, Identifier [Axis]: Sotera Health Holdings, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			7.84%
Investment, Identifier [Axis]: South Field Energy LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		7.00%
Investment, Identifier [Axis]: South Field, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			8.08%
Investment, Identifier [Axis]: Spaceship Purchaser, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 13,596,300	$ 35,017,200
Investment, Identifier [Axis]: Spaceship Purchaser, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		7.92%	9.33%
Investment, Identifier [Axis]: Spark Purchaser, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 2,702,700	$ 2,702,700
Investment, Identifier [Axis]: Spark Purchaser, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		9.17%	9.83%
Investment, Identifier [Axis]: Specialty Building Products Holdings, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			8.21%
Investment, Identifier [Axis]: Spindrift Beverage Co., Inc. and SBC Aggregator LP
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 3,172,300
Investment, Identifier [Axis]: Spindrift Beverage Co., Inc. and SBC Aggregator LP 1
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 1,035,600
Investment, Identifier [Axis]: Spindrift Beverage Co., Inc. and SBC Aggregator LP, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.94%
Investment, Identifier [Axis]: Sport Maska Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 5,864,100
Investment, Identifier [Axis]: Sport Maska Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		7.77%
Investment, Identifier [Axis]: Sport Maska Inc., First lien senior secured revolving loan 1
Schedule of Investments [Line Items]
Coupon		8.98%
Investment, Identifier [Axis]: Spruce Bidco II Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 24,692,500
Investment, Identifier [Axis]: Spruce Bidco II Inc., First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		8.45%
Investment, Identifier [Axis]: Spruce Bidco II Inc., First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon		6.00%
Investment, Identifier [Axis]: Spruce Bidco II Inc., First lien senior secured loan 3
Schedule of Investments [Line Items]
Coupon		7.25%
Investment, Identifier [Axis]: St Athena Global LLC and St Athena Global Holdings Limited
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 5,155,800	$ 4,712,600
Investment, Identifier [Axis]: St Athena Global LLC and St Athena Global Holdings Limited, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		8.97%	9.95%
Investment, Identifier [Axis]: St Athena Global LLC and St Athena Global Holdings Limited, First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon		9.02%	9.82%
Investment, Identifier [Axis]: St Athena Global LLC and St Athena Global Holdings Limited, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		9.10%	9.84%
Investment, Identifier [Axis]: Star US Bidco LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			8.11%
Investment, Identifier [Axis]: Station Casinos LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			6.38%
Investment, Identifier [Axis]: Stepstone Group MidCo 2 GmbH, The, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			8.83%
Investment, Identifier [Axis]: Sterilex LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 1,327,900
Investment, Identifier [Axis]: Sterilex LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.95%
Investment, Identifier [Axis]: Sterilex LLC, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		7.45%
Investment, Identifier [Axis]: Steward Partners Global Advisory, LLC and Steward Partners Investment Advisory, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments			$ 1,914,500
Investment, Identifier [Axis]: Steward Partners Global Advisory, LLC and Steward Partners Investment Advisory, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			9.08%
Investment, Identifier [Axis]: Steward Partners Global Advisory, LLC and Steward Partners Investment Advisory, LLC, First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon			9.80%
Investment, Identifier [Axis]: Steward Partners Global Advisory, LLC and Steward Partners Investment Advisory, LLC, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		8.47%
Investment, Identifier [Axis]: Steward Partners Global Advisory, LLC and Steward Partners Investment Advisory, LLC, Senior subordinated loan
Schedule of Investments [Line Items]
Coupon		11.00%
Investment, Identifier [Axis]: Steward Partners Global Advisory, LLC, Steward Partners Investment Advisory, LLC, Steward Partners Intermediate II, LLC and Steward Partners New Holdings, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 17,308,400
Investment, Identifier [Axis]: Student Transportation of America, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 1,076,500
Investment, Identifier [Axis]: Student Transportation of America, Inc., First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		6.94%
Investment, Identifier [Axis]: Student Transportation of America, Inc., First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon		6.67%
Investment, Identifier [Axis]: Sugar PPC Buyer LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 3,720,100	$ 5,314,400
Investment, Identifier [Axis]: Sugar PPC Buyer LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.41%	9.69%
Investment, Identifier [Axis]: Summer (BC) Bidco B LLC, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon			9.59%
Investment, Identifier [Axis]: Summer (BC) Bidco B LLC, First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon			9.09%
Investment, Identifier [Axis]: Summit Acquisition Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			8.08%
Investment, Identifier [Axis]: Sunbit Receivables Trust IV
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 1,365,400	$ 1,080,000
Investment, Identifier [Axis]: Sunbit Receivables Trust IV, Private asset-backed investment
Schedule of Investments [Line Items]
Coupon		10.79%	11.56%
Investment, Identifier [Axis]: Sunvair Aerospace Group, Inc. and GB Helios Holdings, L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 35,275,000	$ 38,101,900
Investment, Identifier [Axis]: Sunvair Aerospace Group, Inc. and GB Helios Holdings, L.P., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.67%	9.74%
Investment, Identifier [Axis]: Superman Holdings, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 5,705,400	$ 18,589,500
Investment, Identifier [Axis]: Superman Holdings, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.17%
Investment, Identifier [Axis]: Superman Holdings, LLC., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			8.86%
Investment, Identifier [Axis]: Supplying Demand, Inc
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 18,643,700
Investment, Identifier [Axis]: Supplying Demand, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments			$ 18,643,700
Investment, Identifier [Axis]: Surescripts, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 5,919,500
Investment, Identifier [Axis]: Surescripts, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.42%
Investment, Identifier [Axis]: Surf Holdings S.a r.l., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			7.95%
Investment, Identifier [Axis]: Surgery Center Holdings, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.22%	7.09%
Investment, Identifier [Axis]: Switch BBF, LLC, Private asset-backed investment
Schedule of Investments [Line Items]
Coupon		11.37%
Investment, Identifier [Axis]: Switch Master Holdco LLC, Private asset backed investment 1
Schedule of Investments [Line Items]
Coupon			7.44%
Investment, Identifier [Axis]: Switch Master Holdco LLC, Private asset backed investment 2
Schedule of Investments [Line Items]
Coupon			7.44%
Investment, Identifier [Axis]: Symplr Software Inc. and Symplr Software Intermediate Holdings, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.44%
Investment, Identifier [Axis]: Symplr Software Inc. and Symplr Software Intermediate Holdings, Inc., Second lien senior secured loan
Schedule of Investments [Line Items]
Coupon		11.82%
Investment, Identifier [Axis]: TCI Buyer LLC and TCI Holdings, LP
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 17,033,000	$ 18,204,800
Investment, Identifier [Axis]: TCI Buyer LLC and TCI Holdings, LP, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.47%
Investment, Identifier [Axis]: TCI Buyer LLC and TCI Holdings, LP., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			9.09%
Investment, Identifier [Axis]: TCIFC 2023-1, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		8.83%
Investment, Identifier [Axis]: THPT 2023-THL, Commercial mortgage-backed security
Schedule of Investments [Line Items]
Coupon		10.40%	10.40%
Investment, Identifier [Axis]: TI VI Holdings 1, L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 4,433,500
Investment, Identifier [Axis]: TI VI Holdings 1, L.P., Private asset-backed investment
Schedule of Investments [Line Items]
Coupon		9.31%
Investment, Identifier [Axis]: TPG IX Cardiff Debt HoldCo I, LLC, TPG IX Cardiff Debt Holdco II, LLC, TPG IX Cardiff CI I, L.P., and TPG IX Cardiff CI II, L.P., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		9.96%
Investment, Identifier [Axis]: TPG Partners VI, L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 725,200
Investment, Identifier [Axis]: TPG Partners VIII, L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 143,900
Investment, Identifier [Axis]: TSS Buyer, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments			$ 1,748,800
Investment, Identifier [Axis]: TSS Buyer, LLC ,First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			10.23%
Investment, Identifier [Axis]: TSS Buyer, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		9.34%
Investment, Identifier [Axis]: TSWT Acquisition, Inc. and TSWT Holdings, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 6,256,800
Investment, Identifier [Axis]: TSWT Acquisition, Inc. and TSWT Holdings, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.73%
Investment, Identifier [Axis]: TSWT Acquisition, Inc. and TSWT Holdings, LLC, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		8.73%
Investment, Identifier [Axis]: Talen Energy Supply LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			7.02%
Investment, Identifier [Axis]: Talon Buyer Inc. and Talon Holdings SCSP
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 17,776,800
Investment, Identifier [Axis]: Talon Buyer Inc. and Talon Holdings SCSP, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.39%
Investment, Identifier [Axis]: Team Health Holdings, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.34%
Investment, Identifier [Axis]: Team Health Holdings, Inc., First lien senior secured notes
Schedule of Investments [Line Items]
Coupon		8.38%
Investment, Identifier [Axis]: Telle Tire amp; Auto Service, LLC and Next Horizon Capital TireCo SPV, LP
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 6,195,300
Investment, Identifier [Axis]: Telle Tire amp; Auto Service, LLC and Next Horizon Capital TireCo SPV, LP, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.71%
Investment, Identifier [Axis]: Telle Tire amp; Auto Service, LLC and Next Horizon Capital TireCo SPV, LP, First lien senior secured revolving loan 1
Schedule of Investments [Line Items]
Coupon		8.95%
Investment, Identifier [Axis]: Telle Tire amp; Auto Service, LLC and Next Horizon Capital TireCo SPV, LP, First lien senior secured revolving loan 2
Schedule of Investments [Line Items]
Coupon		10.50%
Investment, Identifier [Axis]: Tempo Acquisition, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			6.61%
Investment, Identifier [Axis]: Tenable Holdings, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			7.22%
Investment, Identifier [Axis]: Teneo Holdings LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			9.11%
Investment, Identifier [Axis]: Texas Debt Capital CLO 2024-II Ltd, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		9.12%	9.81%
Investment, Identifier [Axis]: The Edelman Financial Center, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.72%	7.36%
Investment, Identifier [Axis]: The Edelman Financial Center, LLC, Second lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.97%	9.61%
Investment, Identifier [Axis]: The Hiller Companies, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 5,673,700	$ 9,108,000
Investment, Identifier [Axis]: The Hiller Companies, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			9.36%
Investment, Identifier [Axis]: The Hiller Companies, LLC, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		8.72%
Investment, Identifier [Axis]: The Hiller Companies, LLC, First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon		8.54%
Investment, Identifier [Axis]: The Ultimus Group Midco, LLC, The Ultimus Group, LLC, and The Ultimus Group Aggregator, LP
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 12,964,300
Investment, Identifier [Axis]: The Ultimus Group Midco, LLC, The Ultimus Group, LLC, and The Ultimus Group Aggregator, LP, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.42%
Investment, Identifier [Axis]: Thevelia (US) LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			7.58%
Investment, Identifier [Axis]: Thoma Bravo Fund XI-A, L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 219,900
Investment, Identifier [Axis]: Thoma Bravo Special Opportunities Fund II-A, L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		171,600
Investment, Identifier [Axis]: Three Rivers Buyer, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 1,930,600
Investment, Identifier [Axis]: Three Rivers Buyer, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.60%
Investment, Identifier [Axis]: Thunder Generation, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			7.33%
Investment, Identifier [Axis]: Tikehau Green Diamond II CFO Equity LP
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 1,834,300	$ 2,448,100
Investment, Identifier [Axis]: Tikehau Green Diamond II CFO Equity LP, Private asset backed investment
Schedule of Investments [Line Items]
Coupon			10.60%
Investment, Identifier [Axis]: Tikehau Green Diamond II CFO Equity LP, Private asset-backed investment
Schedule of Investments [Line Items]
Coupon		9.77%
Investment, Identifier [Axis]: Tikehau Ruby CLO Equity LP
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 579,200	$ 357,200
Investment, Identifier [Axis]: Tikehau Ruby CLO Equity LP, Private asset backed investment
Schedule of Investments [Line Items]
Coupon			13.06%
Investment, Identifier [Axis]: Tikehau Ruby CLO Equity LP, Private asset-backed investment
Schedule of Investments [Line Items]
Coupon		12.02%
Investment, Identifier [Axis]: Tikehau Topaz LP
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 225,100	$ 977,000
Investment, Identifier [Axis]: Tikehau Topaz LP, Private asset backed investment
Schedule of Investments [Line Items]
Coupon			13.57%
Investment, Identifier [Axis]: Tikehau Topaz LP, Private asset-backed investment
Schedule of Investments [Line Items]
Coupon		12.67%
Investment, Identifier [Axis]: Titan BW Borrower L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 16,299,300
Investment, Identifier [Axis]: Titan BW Borrower L.P., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		9.25%
Investment, Identifier [Axis]: Topco, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			8.20%
Investment, Identifier [Axis]: Touchdown Acquirer Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			7.58%
Investment, Identifier [Axis]: Trading Technologies International, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 1,976,400
Investment, Identifier [Axis]: Trading Technologies International, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.04%
Investment, Identifier [Axis]: Trans Union LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			6.11%
Investment, Identifier [Axis]: TransDigm Inc., First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon			6.83%
Investment, Identifier [Axis]: TransDigm Inc., First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon			7.08%
Investment, Identifier [Axis]: TransDigm Inc., First lien senior secured loan 3
Schedule of Investments [Line Items]
Coupon			6.83%
Investment, Identifier [Axis]: TransMontaigne Operating Company L.P., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.22%	7.61%
Investment, Identifier [Axis]: Transit Technologies LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 6,450,600	$ 6,332,000
Investment, Identifier [Axis]: Transit Technologies LLC, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		8.72%
Investment, Identifier [Axis]: Transit Technologies LLC, First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon		8.23%
Investment, Identifier [Axis]: Transit Technologies LLC., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			9.17%
Investment, Identifier [Axis]: Trident TPI Holdings, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		7.42%	8.19%
Investment, Identifier [Axis]: Trident VI Parallel Fund, L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 252,600
Investment, Identifier [Axis]: Trinity Capital Inc, Corporate bond
Schedule of Investments [Line Items]
Coupon		7.54%	7.54%
Investment, Identifier [Axis]: TriplePoint Venture Growth BDC Corp, Senior subordinated loan
Schedule of Investments [Line Items]
Coupon		8.11%
Investment, Identifier [Axis]: Truck-Lite Co., LLC, ECCO Holdings Corp., and Clarience Technologies, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.48%
Investment, Identifier [Axis]: Truck-Lite Co., LLC, ECCO Holdings Corp., and Clarity Technologies Holdings, LP
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 63,892,000
Investment, Identifier [Axis]: Truck-Lite Co., LLC, Ecco Holdings Corp. and Clarience Technologies, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments			$ 7,531,400
Investment, Identifier [Axis]: Truck-Lite Co., LLC, Ecco Holdings Corp. and Clarience Technologies, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			10.27%
Investment, Identifier [Axis]: Trucordia Insurance Holdings, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.97%
Investment, Identifier [Axis]: Truist Insurance Holdings, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments			$ 4,792,200
Investment, Identifier [Axis]: Truist Insurance Holdings, LLC and McGriff Insurance Services, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 4,792,200
Investment, Identifier [Axis]: U.S. Urology Partners, LLC, General Atlantic (USU) Blocker Collection Holdco, L.P., and General Atlantic (USU-2) Coinvest, L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 1,311,300
Investment, Identifier [Axis]: U.S. Urology Partners, LLC, General Atlantic (USU) Blocker Collection Holdco, L.P., and General Atlantic (USU-2) Coinvest, L.P., First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		8.42%
Investment, Identifier [Axis]: U.S. Urology Partners, LLC, General Atlantic (USU) Blocker Collection Holdco, L.P., and General Atlantic (USU-2) Coinvest, L.P., First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon		8.17%
Investment, Identifier [Axis]: UFS, LLC and BV-UFS Aggregator, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 1,954,600
Investment, Identifier [Axis]: UFS, LLC and BV-UFS Aggregator, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.50%
Investment, Identifier [Axis]: UFS, LLC and BV-UFS Aggregator, LLC, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		8.50%
Investment, Identifier [Axis]: UKG Inc. and Hamp;F Unite Partners, L.P., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.34%
Investment, Identifier [Axis]: UP Intermediate II LLC and UPBW Blocker LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 3,834,100	$ 2,139,500
Investment, Identifier [Axis]: UP Intermediate II LLC and UPBW Blocker LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.42%	9.58%
Investment, Identifier [Axis]: USALCO, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 859,600	$ 2,434,800
Investment, Identifier [Axis]: USALCO, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		7.22%	8.36%
Investment, Identifier [Axis]: USI, Inc., First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		5.92%	6.58%
Investment, Identifier [Axis]: USI, Inc., First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon		5.92%	6.58%
Investment, Identifier [Axis]: Ultra Clean Holdings, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			7.61%
Investment, Identifier [Axis]: United Digestive MSO Parent, LLC and Koln Co-Invest Unblocked, LP
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 1,963,100	$ 6,513,500
Investment, Identifier [Axis]: United Digestive MSO Parent, LLC and Koln Co-Invest Unblocked, LP, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		9.51%	10.08%
Investment, Identifier [Axis]: United Digestive MSO Parent, LLC and Koln Co-Invest Unblocked, LP, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon			10.14%
Investment, Identifier [Axis]: United Talent Agency LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.75%	8.20%
Investment, Identifier [Axis]: Unity Purchaser, LLC and Unity Ultimate Holdings, LP
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 9,674,600
Investment, Identifier [Axis]: Unity Purchaser, LLC and Unity Ultimate Holdings, LP, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.42%
Investment, Identifier [Axis]: University Support Services LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.47%	7.11%
Investment, Identifier [Axis]: UserZoom Technologies, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		11.63%	12.75%
Investment, Identifier [Axis]: VOYA 2021-3, Collaterized loan obligation 1
Schedule of Investments [Line Items]
Coupon		9.80%
Investment, Identifier [Axis]: VOYA 2021-3, Collaterized loan obligation 2
Schedule of Investments [Line Items]
Coupon		8.15%
Investment, Identifier [Axis]: VOYA 2022-3, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon			9.12%
Investment, Identifier [Axis]: VOYA 2024-1, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		10.55%	11.31%
Investment, Identifier [Axis]: VOYA 2024-2, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		9.93%
Investment, Identifier [Axis]: VOYA 2025-1, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		8.48%
Investment, Identifier [Axis]: VOYA 2025-2, Collaterized loan obligation 1
Schedule of Investments [Line Items]
Coupon		10.15%
Investment, Identifier [Axis]: VOYA 2025-2, Collaterized loan obligation 2
Schedule of Investments [Line Items]
Coupon		14.62%
Investment, Identifier [Axis]: VOYA 2025-3, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		9.73%
Investment, Identifier [Axis]: VOYA 2025-4, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		9.00%
Investment, Identifier [Axis]: VS Buyer, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			7.12%
Investment, Identifier [Axis]: Vamos Bidco, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 8,234,900
Investment, Identifier [Axis]: Vamos Bidco, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.42%
Investment, Identifier [Axis]: Vantage Data Centers Europe S.a r.l.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 1,622,400	$ 1,659,600
Investment, Identifier [Axis]: Vantage Data Centers Europe S.a r.l. , Private asset-backed investment
Schedule of Investments [Line Items]
Coupon		8.73%
Investment, Identifier [Axis]: Vantage Data Centers Europe S.a r.l. , Vantage Data Centers Europe S.a r.l. , Private asset-backed investment
Schedule of Investments [Line Items]
Coupon		8.63%
Investment, Identifier [Axis]: Vantage Data Centers Europe S.a r.l., Private asset-backed investment
Schedule of Investments [Line Items]
Coupon			9.61%
Investment, Identifier [Axis]: Varsity Brands Holding Co., Inc., Hercules Achievement, Inc. and BCPE Hercules Holdings, LP, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.67%	8.27%
Investment, Identifier [Axis]: Vector Capital IV, L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 35,100
Investment, Identifier [Axis]: Vector Capital VI, L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 50,400
Investment, Identifier [Axis]: Venture Global Plaquemines Lng LLC, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		6.14%
Investment, Identifier [Axis]: Venture Global Plaquemines Lng LLC, First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon		5.94%
Investment, Identifier [Axis]: Verde Purchaser LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			8.83%
Investment, Identifier [Axis]: Vertex Service Partners, LLC and Vertex Service Partners Holdings, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 12,270,900	$ 12,683,500
Investment, Identifier [Axis]: Vertex Service Partners, LLC and Vertex Service Partners Holdings, LLC, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon			10.13%
Investment, Identifier [Axis]: Vertex Service Partners, LLC and Vertex Service Partners Holdings, LLC, First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon			9.50%
Investment, Identifier [Axis]: Vertex Service Partners, LLC and Vertex Service Partners Holdings, LLC, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		9.67%	10.12%
Investment, Identifier [Axis]: Vestar Capital Partners VII, L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 1,029,900
Investment, Identifier [Axis]: VetPartners Group Limited
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 9,868,800
Investment, Identifier [Axis]: VetPartners Group Limited, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		9.54%
Investment, Identifier [Axis]: VetPartners Group Limited, First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon		7.61%
Investment, Identifier [Axis]: VetPartners Group Limited, First lien senior secured loan 3
Schedule of Investments [Line Items]
Coupon		14.22%
Investment, Identifier [Axis]: Viant Medical Holdings, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			8.60%
Investment, Identifier [Axis]: Victors Purchaser, LLC and WP Victors Co-Investment, L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 21,575,400	$ 17,638,400
Investment, Identifier [Axis]: Victors Purchaser, LLC and WP Victors Co-Investment, L.P., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.19%	9.08%
Investment, Identifier [Axis]: Victors Purchaser, LLC and WP Victors Co-Investment, L.P., First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		8.23%	8.26%
Investment, Identifier [Axis]: Victory Buyer LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			8.22%
Investment, Identifier [Axis]: Viper Bidco, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 8,632,900	$ 4,259,300
Investment, Identifier [Axis]: Viper Bidco, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			9.52%
Investment, Identifier [Axis]: Viper Bidco, Inc., First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		8.42%	9.70%
Investment, Identifier [Axis]: Viper Bidco, Inc., First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon		8.47%
Investment, Identifier [Axis]: Vista Equity Partners Fund V-A, L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 252,300
Investment, Identifier [Axis]: Vista Higher Learning, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 1,000
Investment, Identifier [Axis]: Vista Higher Learning, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.46%
Investment, Identifier [Axis]: Vista Higher Learning, LLC, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		7.21%
Investment, Identifier [Axis]: Vobev, LLC and Vobev Holdings, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments			$ 603,700
Investment, Identifier [Axis]: Vobev, LLC and Vobev Holdings, LLC, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		8.87%
Investment, Identifier [Axis]: Vobev, LLC and Vobev Holdings, LLC, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon			9.69%
Investment, Identifier [Axis]: Voldex Entertainment Limited, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		10.94%
Investment, Identifier [Axis]: W.S. Connelly amp; Co., LLC and WSC Ultimate Holdings, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 10,073,000	$ 15,087,200
Investment, Identifier [Axis]: W.S. Connelly amp; Co., LLC and WSC Ultimate Holdings, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.42%	9.58%
Investment, Identifier [Axis]: W.S. Connelly amp; Co., LLC and WSC Ultimate Holdings, LLC, First lien senior secured revolving loan 1
Schedule of Investments [Line Items]
Coupon		7.67%
Investment, Identifier [Axis]: W.S. Connelly amp; Co., LLC and WSC Ultimate Holdings, LLC, First lien senior secured revolving loan 2
Schedule of Investments [Line Items]
Coupon		9.75%
Investment, Identifier [Axis]: W.S. Connelly and; Co., LLC and WSC Ultimate Holdings, LLC, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon			8.33%
Investment, Identifier [Axis]: WCAS XIII, L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 388,500
Investment, Identifier [Axis]: WCG Purchaser Corp., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.72%
Investment, Identifier [Axis]: WCI-BXC Purchaser, LLC and WCI-BXC Investment Holdings, L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments			$ 194,600
Investment, Identifier [Axis]: WCI-BXC Purchaser, LLC and WCI-BXC Investment Holdings, L.P., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			10.78%
Investment, Identifier [Axis]: WCP Bridge Fund, L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 430,800
Investment, Identifier [Axis]: WEC US Holdings Ltd., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		5.87%	6.80%
Investment, Identifier [Axis]: WEHPK 2022-1, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		9.35%
Investment, Identifier [Axis]: WILDPK 2024-1, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		9.63%	10.33%
Investment, Identifier [Axis]: WIN Waste Innovations Holdings Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.58%
Investment, Identifier [Axis]: WONPK 2025-1, Collaterized loan obligation
Schedule of Investments [Line Items]
Coupon		9.22%
Investment, Identifier [Axis]: WPCG Aspire Holdings, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 33,337,400
Investment, Identifier [Axis]: WPCG Aspire Holdings, LLC, Private asset-backed investment
Schedule of Investments [Line Items]
Coupon		11.50%
Investment, Identifier [Axis]: WRE Sports Investments LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 6,935,500	$ 8,806,700
Investment, Identifier [Axis]: WRE Sports Investments LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		11.00%	11.00%
Investment, Identifier [Axis]: WU Holdco, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 3,297,200
Investment, Identifier [Axis]: WU Holdco, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.42%
Investment, Identifier [Axis]: WU Holdco, Inc., First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		8.44%
Investment, Identifier [Axis]: Wand Newco 3, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.22%	7.61%
Investment, Identifier [Axis]: Wash Multifamily Parent Inc, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.97%
Investment, Identifier [Axis]: Watt Holdco Limited
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 400,800	$ 606,800
Investment, Identifier [Axis]: Watt Holdco Limited, First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		7.32%	8.84%
Investment, Identifier [Axis]: Watt Holdco Limited, First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon		8.98%	10.70%
Investment, Identifier [Axis]: Waystar Technologies, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		5.72%	6.59%
Investment, Identifier [Axis]: Wellington Bidco Inc. and Wellington TopCo LP
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 21,161,000	$ 17,637,000
Investment, Identifier [Axis]: Wellington Bidco Inc. and Wellington TopCo LP, Class A-2 preferred units
Schedule of Investments [Line Items]
Coupon			8.00%
Investment, Identifier [Axis]: Wellington Bidco Inc. and Wellington TopCo LP, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.42%	9.33%
Investment, Identifier [Axis]: Wellington Bidco Inc. and Wellington TopCo LP, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		8.42%	9.33%
Investment, Identifier [Axis]: Wellington-Altus Financial Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 1,308,400	$ 1,115,300
Investment, Identifier [Axis]: Wellington-Altus Financial Inc. 1
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments			$ 2,768,100
Investment, Identifier [Axis]: Wellington-Altus Financial Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		7.55%	9.11%
Investment, Identifier [Axis]: Wellspring Capital Partners VI (Onshore), L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 360,400
Investment, Identifier [Axis]: Werner Finco LP, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		9.21%
Investment, Identifier [Axis]: Wharf Street Ratings Acquisition LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 6,069,200
Investment, Identifier [Axis]: Wharf Street Ratings Acquisition LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.47%
Investment, Identifier [Axis]: Whatabrands LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.22%	6.86%
Investment, Identifier [Axis]: White Cap Supply Holdings, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			7.61%
Investment, Identifier [Axis]: WhiteWater Matterhorn Holdings, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.31%
Investment, Identifier [Axis]: WideOpenWest Finance, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		11.17%	11.55%
Investment, Identifier [Axis]: Wilbur-Ellis Holdings II LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 13,957,500
Investment, Identifier [Axis]: Wilbur-Ellis Holdings II LLC, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		8.00%
Investment, Identifier [Axis]: William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			7.22%
Investment, Identifier [Axis]: Wind Point Partners VIII-A, L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 413,900
Investment, Identifier [Axis]: WorkWave Intermediate II, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 23,174,200
Investment, Identifier [Axis]: WorkWave Intermediate II, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		9.94%
Investment, Identifier [Axis]: WorkWave Intermediate II, LLC, First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		9.44%
Investment, Identifier [Axis]: World Insurance Associates, LLC and World Associates Holdings, LLC
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 3,206,500	$ 7,927,600
Investment, Identifier [Axis]: World Insurance Associates, LLC and World Associates Holdings, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.67%	10.08%
Investment, Identifier [Axis]: Worldwide Produce Acquisition, LLC and REP WWP Coinvest IV, L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 673,400	$ 790,700
Investment, Identifier [Axis]: Worldwide Produce Acquisition, LLC and REP WWP Coinvest IV, L.P. 1
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 5,600	$ 5,600
Investment, Identifier [Axis]: Worldwide Produce Acquisition, LLC and REP WWP Coinvest IV, L.P., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		11.59%	10.50%
Investment, Identifier [Axis]: Worldwide Produce Acquisition, LLC and REP WWP Coinvest IV, L.P., First lien senior secured revolving loan
Schedule of Investments [Line Items]
Coupon		10.61%
Investment, Identifier [Axis]: Wrench Group LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			8.59%
Investment, Identifier [Axis]: Xplor T1, LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		7.29%	7.83%
Investment, Identifier [Axis]: Zayo Group Holdings, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.83%	7.47%
Investment, Identifier [Axis]: Zayo Group Holdings, Inc., Senior subordinated loan
Schedule of Investments [Line Items]
Coupon		5.75%
Investment, Identifier [Axis]: Zelis Cost Management Buyer, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			7.11%
Investment, Identifier [Axis]: Zelis Payments Buyer, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			7.61%
Investment, Identifier [Axis]: Zelis Payments Buyer, Inc., First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		7.08%
Investment, Identifier [Axis]: Zeppelin US Buyer Inc. and Providence Equity Partners IX-C L.P.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 4,958,700
Investment, Identifier [Axis]: Zeppelin US Buyer Inc. and Providence Equity Partners IX-C L.P. 1
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 312,600
Investment, Identifier [Axis]: Zeppelin US Buyer Inc. and Providence Equity Partners IX-C L.P., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.42%
Investment, Identifier [Axis]: Zinc Buyer Corporation
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments			$ 19,265,600
Investment, Identifier [Axis]: Zinc Buyer Corporation and Marmic Fire amp; Safety Co., Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 12,192,500
Investment, Identifier [Axis]: Zinc Buyer Corporation and Marmic Fire amp; Safety Co., Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.42%
Investment, Identifier [Axis]: Zinc Buyer Corporation, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			9.08%
Investment, Identifier [Axis]: ZocDoc, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 12,914,800
Coupon			11.02%
Investment, Identifier [Axis]: ZocDoc, Inc., First lien senior secured loan 1
Schedule of Investments [Line Items]
Coupon		9.12%
Investment, Identifier [Axis]: ZocDoc, Inc., First lien senior secured loan 2
Schedule of Investments [Line Items]
Coupon		7.37%
Investment, Identifier [Axis]: Zuffa Guarantor LLC, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			6.77%
Investment, Identifier [Axis]: Zuora, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			7.83%
Investment, Identifier [Axis]: athenahealth Group Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		6.47%	7.61%
Investment, Identifier [Axis]: eResearch Technology, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon			8.36%
Investment, Identifier [Axis]: eResearch Technology, Inc., Second lien senior secured loan
Schedule of Investments [Line Items]
Coupon			12.46%
Investment, Identifier [Axis]: eResearchTechnology, Inc. and Astorg VII Co-Invest ERT
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 18,726,000
Investment, Identifier [Axis]: eResearchTechnology, Inc. and Astorg VII Co-Invest ERT, First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.47%
Investment, Identifier [Axis]: pH Beauty Holdings III, Inc.
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments		$ 1,663,300
Investment, Identifier [Axis]: pH Beauty Holdings III, Inc., First lien senior secured loan
Schedule of Investments [Line Items]
Coupon		8.78%
ADLP Partner
Schedule of Investments [Line Items]
Committed capital to partner		$ 500,000,000
Total net unfunded revolving loan commitments		$ 191,320,000
ADLP Partner | Investment, Identifier [Axis]: ADLP Partner
Schedule of Investments [Line Items]
Coupon		10.00%
ADLP Partner | Ares Strategic Income Fund
Schedule of Investments [Line Items]
Investment company, committed capital	$ 703,384,000
Gain on sales	$ 3,545,000
% of Net Assets		80.00%
Committed capital to partner		$ 2,000,000,000
Total net unfunded revolving loan commitments		$ 1,600,000,000
ADLP Partner | ADLP Partner
Schedule of Investments [Line Items]
% of Net Assets		20.00%